As filed with the SEC on April 25, 1997
Registration No. 33-24400
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.               [ ]
Post-Effective Amendment No. 11          [x]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No.   18          [x]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number:  (800) 544-8888
_________________________________________________
RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street
Boston, Massachusetts  02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
Jorden Burt Berenson & Johnson LLP
1025 Thomas Jefferson Street, Suite 400 East
Washington, D.C. 20007
___________________________________________________________
Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1995, was filed on February 26, 1997.
It is proposed that this filing will become effective (check appropriate space):
      immediately upon filing pursuant to paragraph (b) of rule 485
  x   on April 30, 1997, pursuant to paragraph (b) (1) (v) of rule 485
      60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485 Page _ of _
 Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A
Item N-4 Item   Heading in Prospectus
Item 1. Cover Page Cover Page
Item 2. Definitions Glossary
Item 3. Synopsis or Highlights Summary of the Contract
Item 4.   Condensed Financial Information  Accumulation Unit Values
Item 5. General Description of Facts About Fidelity
  Registrant, Depositor, and Investments Life, The
  Portfolio Companies  Variable Account, and
    the Funds
   a)  Depositor Fidelity Investments
    Life
   b)  Registrant The Variable Account;
    The Fixed Account
   c)  Portfolio Company The Funds
   d)  Prospectus The Funds
   e)  Voting Voting Rights
   f)  Administrator Charges
Item 6. Deductions and Expenses Charges
   a)  Deductions Charges; Premium Taxes
   b)  Sales load Withdrawal Charge
   c)  Special purchase plans Special Provisions
    Applicable to Sales
    under Sponsored
    Arrangements; Automatic
    Deduction Plan; Dollar
    Cost Averaging
   d)  Commissions Selling the Contracts
   e)  Portfolio company deductions
         and expenses Charges
   f)  Registrant's expenses Charges

Item 7. General Description of Variable
  Annuity Contracts
   a)  Rights Summary of the Contract;
    Investment Allocation of
    Your Purchase Payments;
     Withdrawals; Death
       Benefit; Selection of
     Annuity Income Options;
    Reports to Owners;
    Voting Rights; Other
    Contract Provisions
   b) Provisions and limitations Investment Allocation of Your Purchase Payments
   c) Changes in contracts or Changes in Investment operations Options
   d)  Contract owner inquiries Cover Page
Item 8.  Annuity Period
   a)  Level of benefits Fixed, Variable or
    Combination Annuity
    Income Options; Types of
    Annuity Income Options
   b)  Annuity commencement date Annuity Date
   c)  Annuity payments Types of Annuity Income
    Options
   d) Assumed investment return Fixed, Variable or Combination Annuity
    Income Options
   e)  Minimums Types of Annuity Income Options
   f) Rights to change options or Investment Allocation of transfer contract value Your Purchase Payments
Item 9.   Death Benefit
   a)  Death benefit calculation Death Benefit
   b) Forms of benefits Death Benefit; Types of Annuity Income Options

Item 10. Purchases and Contract Values
   a)  Procedures for purchases Purchase of a Contract
   b)  Accumulation unit value Accumulation Units
   c) Calculation of accumulation Accumulation Units unit value
   d)  Principal underwriter Selling the Contracts
Item 11. Redemptions
   a)  Redemption procedures  Withdrawals
   b)  Texas Optional Retirement Not Applicable
       Program
   c)  Delay Postponement of
    Payment
   d)  Lapse Not Applicable
   e)  Revocation rights Free Look Privilege
Item 12. Taxes
   a) Tax Consequences Tax Considerations; Contract Values and Proceeds; Required Distributions
    Upon Death
   b)  Qualified plans Purchase of A Contract;
    Tax Considerations
   c)  Impact of taxes Tax Considerations
Item 13. Legal Proceedings Litigation
Item 14. Table of Contents for Table of Contents for
  Statement of Additional Statement of Additional
  Information Information

Part B    Heading in Statement of
Form N-4 Item   Additional Information
Item 15. Cover Page Cover Page
Item 16.  Table of Contents Table of Contents
Item 17.   General Information and
  History
   a)  Name change Fidelity Investments Life
    (Prospectus)
   b)  Attribution of Assets Not Applicable
   c)  Control of Depositor Fidelity Investments Life
    (Prospectus)
Item 18. Services
   a)  Fees, expenses and costs Charges (Prospectus)
   b)  Management - related Not Applicable
   c)  Custodian and independent Independent Accountants
       public accountant
   d)  Other custodianship Safekeeping of Account
    Assets
   e)  Administrative servicing Fidelity Investments Life
           agent (Prospectus); The Variable Account
    (Prospectus)
   f)  Depositor as principal Not Applicable
       underwriter
Item 19. Purchase of Securities Being
  Offered
   a)  Manner of Offering Distribution of the       Contracts; Selling the
     Contracts (Prospectus)
   b)  Sales load Withdrawal Charge  (Prospectus)

Item 20. Underwriters
   a) Depositor or affiliate as Selling the Contracts principal underwriter (Prospectus)
   b)  Continuous offering Distribution of Contracts
   c)  Underwriting commissions Not Applicable
   d)  Payments to underwriter Not Applicable
Item 21. Calculation of Performance Data Performance
Item 22. Annuity Payments Fixed Annuity Income
    Payments; Variable
    Annuity Income Payments;
    Unavailability of
    Annuity Income Payments
    in Certain Circumstances
Item 23. Financial Statements
   a)  Registrant Financial Statements
   b)  Depositor Financial Statements


PROSPECTUS

FIDELITY INCOME ADVANTAGE

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we" or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.

There are three types of Contracts. You may purchase a "Non-qualified Contract" with money from any source. In addition, you may purchase a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a "Tax-Sheltered Annuity Contract" using money from a 403(b) tax-sheltered annuity plan.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of
the t   hirteen     Investment Options of the Fidelity Investments Variable
Annuity Account I (the "Variable Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest exclusively in the mutual fund portfolios
("Portfolios") of Variable Insurance Products Fund   ,     Variable
Insurance Products Fund II   , and Variable Insurance Products Fund III
    (the "Funds"). Fidelity Management & Research Company ("FMR") manages the Funds. Additional Investment Options may be added in the future.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts and Tax-Sheltered Annuity Contracts the entire amount of annuity income each year will generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page .

The portion of your Purchase Payment that you allocate to the Investment Options will be allocated to the Money Market Investment Option for the period we estimate or calculate your "free look" right to be in existence. See FREE LOOK PRIVILEGE on page .

This prospectus provides information that you should know before purchasing a Contract. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a
Statement of Additional Information dated April 30, 199   7    . The
Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 800-544-2442. The table of contents of the Statement of Additional Information appears on page .

LIKE ALL VARIABLE ANNUITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT
VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR    THE     VARIABLE
INSURANCE PRODUCTS FUND   , THE     VARIABLE INSURANCE PRODUCTS FUND II   ,
AND THE VARIABLE INSURANCE PRODUCTS FUND III.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS

Nationwide  1-800-544-2442

Date: April 30, 199   7

PROSPECTUS CONTENTS

GLOSSARY                                              iv
Summary of the Contract                               1

FACTS ABOUT FILI, THE VARIABLE ACCOUNT AND THE FUNDS
FILI                                                  4
The Variable Account                                  4
The Funds                                             4

FACTS ABOUT THE CONTRACT
Purchase of a Contract                               18
Free Look Privilege                                  19
Investment Allocation of Your Purchase Payment       19
Charges                                              21
Annuity Income Dates                                 22
Signature Guarantee                                  22
Death Benefit                                        22
Fixed, Variable or Combination Annuity Income        22
Benchmark Rate of Return                             23
Types of Annuity Income Options                      24
Reports                                              26

MORE ABOUT THE CONTRACT
Tax Considerations                                   27
Other Contract Provisions                            31
Selling the Contracts                                33
Postponement of Benefits                             33

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS
Changes in Investment Options                        33
Net Rate of Return for an Investment Option          34
Voting Rights                                        34
Resolving Material Conflicts                         34
Performance                                          35
Litigation                                           35
Appendix - Illustrations of Values                   36
Table of Contents of the Statement of Additional
Information                                          41

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS
PROSPECTUS.

GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For Qualified Contracts and Tax-Sheltered Annuity Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.

ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.

BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the performance (after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the performance exceeds the benchmark, annuity income will increase. If performance falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint
Annuitant.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.

FUNDS - Variable Insurance Products Fund   ,     Variable Insurance
Products Fund II   , and Variable Insurance Products Fund III    .

INVESTMENT OPTIONS - Asset Manager Investment Option, Money Market Investment Option, Investment Grade Bond Investment Option, High Income Investment Option, Equity-Income Investment Option, Index 500 Investment Option, Growth Investment Option, Overseas Investment Option, Asset
Manager: Growth Investment Option   ,     Contrafund Investment Option   ,
Growth Opportunities Option, Balanced Option and Growth & Income
Option    . We may make additional Investment Options available in the future. Each Investment Option is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

JOINT ANNUITANT - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts and Tax-Sheltered Annuity Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts and Tax-Sheltered Annuity Contracts the Joint Annuitant may not be an Owner.

NET RATE OF RETURN - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract or Tax-Sheltered Annuity Contract. This type of Contract may be purchased with money from any source.

OWNER(S) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract or Tax-Sheltered Annuity Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

PORTFOLIO - An investment portfolio of a Fund.

QUALIFIED CONTRACT - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

TAX-SHELTERED ANNUITY CONTRACT - A Contract purchased with money in a tax-sheltered annuity under section 403(b) of the Code.

VALUATION PERIOD - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Fidelity Investments Variable Annuity Account I.

YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK


SUMMARY OF THE CONTRACT

The purpose of this variable annuity contract is to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page . We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, (if any). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. The Investment Options invest in mutual fund portfolios that are managed by Fidelity Management & Research Company.

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time. You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The portion of your Purchase Payment allocated to variable annuity income will be placed in the Money Market Investment Option during the free look period (see FREE LOOK PRIVILEGE on page ). You may currently reallocate among the Investment Options at any time after the end of the free look period.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE RETURNED FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page .

There are three types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract using money from a 403(b) tax-sheltered annuity plan.

Under the Contract, we will distribute lifetime annuity income to you or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified and Tax-Sheltered Annuity Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts and Tax-Sheltered Annuity Contracts you must be the only Owner.

There are currently    thirteen     Investment Options. Five Investment
Options invest in Variable Insurance Products Fund, which currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio,
Growth Portfolio and Overseas Portfolio.    F    ive Investment Options
invest in Variable Insurance Products Fund II, which currently offers Investment Grade Bond Portfolio, Index 500 Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio.
Three subaccounts invest exclusively in shares of one of the mutual fund portfolios of Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers a Growth & Income Portfolio, Balanced
Portfolio, and Growth Opportunities Portfolio.     Variable Insurance
Products Fund   ,     Variable Insurance Products Fund II   , and Variable
Insurance Products III     are collectively referred to as the "Funds."

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. Please retain the Contract together with its attached application. Together they are the entire agreement between you and FILI.

FEE TABLE
This information is intended to help you understand the various costs and expenses that a Contract will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a contract on the contract date. See CHARGES on page of this Prospectus for additional information.

CONTRACT EXPENSES
NONE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

 Mortality and Expense Risk Charge       0.75%
 Account Fees and Expenses:
     Administrative Charge               0.25%
 Total Separate Account Annual Expenses  1.00%

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

                       MANAGEMENT  OTHER     TOTAL ANNUAL
                       FEES        EXPENSES  EXPENSES
ASSET MANAGER          0.64%       0.10%     0.74%1
MONEY MARKET           0.21%       0.09%     0.30%
INVESTMENT GRADE BOND  0.45%       0.13%     0.58%
HIGH INCOME            0.59%       0.12%     0.71%
EQUITY-INCOME          0.51%       0.07%     0.58%1
INDEX 500              0.13%       0.15%     0.28%2
GROWTH                 0.61%       0.08%     0.69%1
OVERSEAS               0.76%       0.17%     0.93%1
ASSET MANAGER: GROWTH  0.65%       0.22%     0.87%1
CONTRAFUND             0.61%       0.13%     0.74%1
GROWTH OPPORTUNITIES   0.61%       0.16%     0.77%1
BALANCED               0.48%       0.24%     0.72%1
GROWTH & INCOME        0.50%       0.20%     0.70%

(1) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio, .71% for Contrafund Portfolio, .85% for Asset
Manager: Growth Portfolio, .76% for Growth Opportunities Portfolio, and
 .71% for Balanced Portfolio.

(2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15% and .43%, respectively.

The effects of the fees and charges shown above are reflected in the illustrations of annuity income contained in the Appendix at the end of this prospectus. The illustrations are intended to assist you in assessing the effects of these fees and charges, and the effect of investment performance, on the amount of your annuity income.

FACTS ABOUT FILI, THE VARIABLE ACCOUNT, AND THE FUNDS

FILI
FILI is a stock life insurance company organized under the laws of the State of Utah. FILI was organized in 1981 under the laws of the Commonwealth of Pennsylvania and changed its home state to Utah in 1992. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp. FMR Corp. acquired FILI on December 30, 1986. Immediately before the acquisition FILI (which was known by a different name) had no outstanding assets or liabilities relating to annuity or insurance contracts. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.

THE VARIABLE ACCOUNT
Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

FILI owns the assets in the Variable Account. The assets of the Variable Account are kept separate from FILI's general account assets and from any other separate accounts FILI may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business FILI conducts. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, FILI may transfer the excess to its general account. FILI is obligated to provide all benefits under the Contracts.

THE FUNDS
The Funds are Variable Insurance Products Fund   ,     Variable Insurance
Products Fund II   , and Variable Insurance Products Fund III    . Each
Fund is an open-end, diversified management investment company organized by FMR and is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Portfolios of Variable Insurance Products
Fund   ,     Variable Insurance Products Fund II   , and Variable Insurance
Products Fund III     are described below. There is of course no assurance
that any Portfolio will meet its investment objective.

Following the description of each Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance through
December 31, 199   6    . Each graph shows the effect that the Portfolio's
investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations. Annuity income increases for a given month if the annualized Net Rate of Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Net Rate of Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark
Rate of Return, the Purchase Payment needed would be $   73,793    . If the
purchaser were female, the Purchase Payment necessary would be
$   82,687.     This is because females have a longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.

THE PORTFOLIOS

ASSET MANAGER PORTFOLIO of Variable Insurance Products Fund II seeks high total return with reduced risk over the long-term by allocating its assets
among stocks, bonds and short-term, fixed income instruments.    The fund
may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, the fund spreads its assets among all three asset classes moderating both its risk and return potential. Because the fund owns different types of investments, the performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DAsset Manager
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00                $500
 Oct-89 31.00 0.20    100.11%$499
 Nov-89 30.00 0.40    100.32%$498
 Dec-89 31.00 0.31    100.22%$497
 Jan-90 31.00 -2.21    97.71%$484
 Feb-90 28.00 1.03    100.95%$486
 Mar-90 31.00 0.81    100.73%$488
 Apr-90 30.00 -1.31    98.61%$479
 May-90 31.00 5.10    105.01%$501
 Jun-90 30.00 0.78    100.69%$503
 Jul-90 31.00 -0.19    99.72%$499
 Aug-90 31.00 -3.28    96.64%$480
 Sep-90 30.00 -2.10    97.82%$468
 Oct-90 31.00 0.51    100.42%$468
 Nov-90 30.00 4.87    104.78%$489
 Dec-90 31.00 2.90    102.81%$500
 Jan-91 31.00 4.79    104.70%$522
 Feb-91 28.00 3.91    103.83%$540
 Mar-91 31.00 1.61    101.53%$545
 Apr-91 30.00 1.50    101.42%$551
 May-91 31.00 2.26    102.17%$561
 Jun-91 30.00 -1.79    98.13%$548
 Jul-91 31.00 2.51    102.42%$559
 Aug-91 31.00 2.03    101.94%$567
 Sep-91 30.00 0.58    100.50%$568
 Oct-91 31.00 0.66    100.57%$569
 Nov-91 30.00 -1.64    98.28%$557
 Dec-91 31.00 4.32    104.23%$578
 Jan-92 31.00 1.27    101.19%$582
 Feb-92 29.00 1.94    101.86%$591
 Mar-92 31.00 -0.24    99.67%$587
 Apr-92 30.00 1.47    101.38%$592
 May-92 31.00 1.04    100.96%$596
 Jun-92 30.00 -0.08    99.84%$592
 Jul-92 31.00 1.67    101.58%$599
 Aug-92 31.00 -0.31    99.60%$594
 Sep-92 30.00 0.63    100.54%$595
 Oct-92 31.00 0.16    100.07%$593
 Nov-92 30.00 2.18    102.10%$603
 Dec-92 31.00 1.60    101.51%$610
 Jan-93 31.00 1.80    101.71%$618
 Feb-93 28.00 0.94    100.86%$621
 Mar-93 31.00 2.83    102.74%$635
 Apr-93 30.00 0.60    100.52%$636
 May-93 31.00 1.70    101.61%$643
 Jun-93 30.00 0.80    100.72%$645
 Jul-93 31.00 1.23    101.14%$650
 Aug-93 31.00 2.92    102.83%$666
 Sep-93 30.00 0.07     99.99%$663
 Oct-93 31.00 2.70    102.61%$677
 Nov-93 30.00 -0.13    99.79%$673
 Dec-93 31.00 4.05    103.96%$697
 Jan-94 31.00 3.18    103.09%$716
 Feb-94 28.00 -3.18    96.75%$690
 Mar-94 31.00 -4.70    95.22%$654
 Apr-94 30.00 0.07     99.99%$651
 May-94 31.00 0.86    100.77%$654
 Jun-94 30.00 -1.91    98.01%$638
 Jul-94 31.00 1.73    101.64%$646
 Aug-94 31.00 2.34    102.25%$658
 Sep-94 30.00 -1.18    98.74%$647
 Oct-94 31.00 0.49    100.40%$647
 Nov-94 30.00 -1.47    98.45%$634
 Dec-94 31.00 -2.20    97.72%$617
 Jan-95 31.00 -0.65    99.27%$610
 Feb-95 28.00 1.62    101.54%$617
 Mar-95 31.00 1.32    101.23%$622
 Apr-95 30.00 1.59    101.51%$629
 May-95 31.00 1.28    101.19%$634
 Jun-95 30.00 0.84    100.76%$636
 Jul-95 31.00 3.56    103.47%$655
 Aug-95 31.00 1.21    101.12%$660
 Sep-95 30.00 1.26    101.18%$665
 Oct-95 31.00 -1.31    98.61%$653
 Nov-95 30.00 2.60    102.52%$667
 Dec-95 31.00 2.53    102.44%$680
 Jan-96 31.00 2.15    102.06%$692
 Feb-96 29.00 -0.27    99.65%$686
 Mar-96 31.00 1.06    100.97%$690
 Apr-96 30.00 1.05    100.97%$694
 May-96 31.00 0.78    100.69%$696
 Jun-96 30.00 0.90    100.82%$699
 Jul-96 31.00 -1.66    98.26%$684
 Aug-96 31.00 0.20    100.11%$682
 Sep-96 30.00 3.64    103.55%$703
 Oct-96 31.00 2.57    102.48%$718
 Nov-96 30.00 4.95    104.86%$750
 Dec-96 31.00 -1.46    98.46%$735
Listed in Order          Max  750
to match MFPR            Min  468

MONEY MARKET PORTFOLIO of Variable Insurance Products Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality money market
instruments.    The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHACUMULATIVE ONE MONTH TOTAL RETURNS
    M&E 0.01
    BRR 0.05
  Month # of DMoney Market
 Apr-82                        $500
 May-82 31.00 1.16      101.07%$503
 Jun-82 30.00 1.12      101.04%$506
 Jul-82 31.00 1.18      101.09%$510
 Aug-82 31.00 1.03      100.94%$513
 Sep-82 30.00 0.89      100.81%$515
 Oct-82 31.00 0.86      100.78%$516
 Nov-82 30.00 0.80      100.71%$518
 Dec-82 31.00 0.77      100.68%$519
 Jan-83 31.00 0.72      100.63%$521
 Feb-83 28.00 0.63      100.56%$521
 Mar-83 31.00 0.70      100.61%$523
 Apr-83 30.00 0.68      100.60%$524
 May-83 31.00 0.69      100.60%$525
 Jun-83 30.00 0.68      100.60%$526
 Jul-83 31.00 0.77      100.69%$527
 Aug-83 31.00 0.80      100.72%$529
 Sep-83 30.00 0.79      100.70%$530
 Oct-83 31.00 0.80      100.71%$532
 Nov-83 30.00 0.76      100.68%$533
 Dec-83 31.00 0.77      100.68%$535
 Jan-84 31.00 0.77      100.69%$536
 Feb-84 29.00 0.73      100.65%$537
 Mar-84 31.00 0.80      100.71%$539
 Apr-84 30.00 0.80      100.72%$541
 May-84 31.00 0.85      100.76%$543
 Jun-84 30.00 0.85      100.77%$545
 Jul-84 31.00 0.91      100.82%$547
 Aug-84 31.00 0.92      100.83%$549
 Sep-84 30.00 0.90      100.82%$551
 Oct-84 31.00 0.90      100.81%$553
 Nov-84 30.00 0.79      100.71%$555
 Dec-84 31.00 0.75      100.66%$557
 Jan-85 31.00 0.71      100.62%$558
 Feb-85 28.00 0.62      100.54%$559
 Mar-85 31.00 0.70      100.61%$560
 Apr-85 30.00 0.68      100.60%$561
 May-85 31.00 0.68      100.60%$562
 Jun-85 30.00 0.62      100.54%$563
 Jul-85 31.00 0.63      100.54%$563
 Aug-85 31.00 0.63      100.55%$564
 Sep-85 30.00 0.62      100.53%$565
 Oct-85 31.00 0.65      100.56%$566
 Nov-85 30.00 0.63      100.55%$566
 Dec-85 31.00 0.65      100.57%$567
 Jan-86 31.00 0.65      100.56%$568
 Feb-86 28.00 0.57      100.50%$569
 Mar-86 31.00 0.62      100.54%$570
 Apr-86 30.00 0.57      100.49%$570
 May-86 31.00 0.56      100.47%$570
 Jun-86 30.00 0.54      100.45%$571
 Jul-86 31.00 0.55      100.46%$571
 Aug-86 31.00 0.52      100.44%$571
 Sep-86 30.00 0.48      100.39%$571
 Oct-86 31.00 0.49      100.40%$571
 Nov-86 30.00 0.47      100.38%$571
 Dec-86 31.00 0.49      100.40%$571
 Jan-87 31.00 0.50      100.41%$571
 Feb-87 28.00 0.43      100.36%$571
 Mar-87 31.00 0.48      100.40%$570
 Apr-87 30.00 0.48      100.40%$570
 May-87 31.00 0.52      100.43%$571
 Jun-87 30.00 0.52      100.44%$571
 Jul-87 31.00 0.54      100.45%$571
 Aug-87 31.00 0.54      100.45%$571
 Sep-87 30.00 0.53      100.45%$572
 Oct-87 31.00 0.57      100.49%$572
 Nov-87 30.00 0.54      100.46%$572
 Dec-87 31.00 0.59      100.51%$573
 Jan-88 31.00 0.58      100.49%$573
 Feb-88 29.00 0.51      100.43%$573
 Mar-88 31.00 0.54      100.46%$574
 Apr-88 30.00 0.52      100.44%$574
 May-88 31.00 0.55      100.47%$574
 Jun-88 30.00 0.56      100.48%$575
 Jul-88 31.00 0.60      100.51%$575
 Aug-88 31.00 0.63      100.55%$576
 Sep-88 30.00 0.63      100.55%$577
 Oct-88 31.00 0.66      100.57%$578
 Nov-88 30.00 0.65      100.57%$579
 Dec-88 31.00 0.71      100.63%$580
 Jan-89 31.00 0.74      100.65%$581
 Feb-89 28.00 0.67      100.59%$582
 Mar-89 31.00 0.78      100.69%$584
 Apr-89 30.00 0.77      100.69%$586
 May-89 31.00 0.79      100.71%$587
 Jun-89 30.00 0.75      100.67%$589
 Jul-89 31.00 0.75      100.67%$590
 Aug-89 31.00 0.73      100.64%$592
 Sep-89 30.00 0.71      100.63%$593
 Oct-89 31.00 0.69      100.60%$594
 Nov-89 30.00 0.68      100.59%$595
 Dec-89 31.00 0.71      100.62%$597
 Jan-90 31.00 0.66      100.57%$597
 Feb-90 28.00 0.60      100.53%$598
 Mar-90 31.00 0.69      100.60%$600
 Apr-90 30.00 0.63      100.55%$600
 May-90 31.00 0.67      100.58%$601
 Jun-90 30.00 0.64      100.56%$602
 Jul-90 31.00 0.66      100.58%$603
 Aug-90 31.00 0.65      100.56%$604
 Sep-90 30.00 0.63      100.54%$605
 Oct-90 31.00 0.65      100.57%$606
 Nov-90 30.00 0.63      100.55%$607
 Dec-90 31.00 0.65      100.56%$608
 Jan-91 31.00 0.64      100.55%$608
 Feb-91 28.00 0.54      100.46%$609
 Mar-91 31.00 0.50      100.41%$609
 Apr-91 30.00 0.56      100.48%$609
 May-91 31.00 0.50      100.41%$609
 Jun-91 30.00 0.44      100.36%$609
 Jul-91 31.00 0.52      100.43%$609
 Aug-91 31.00 0.46      100.38%$609
 Sep-91 30.00 0.47      100.39%$609
 Oct-91 31.00 0.45      100.37%$609
 Nov-91 30.00 0.41      100.33%$608
 Dec-91 31.00 0.44      100.35%$608
 Jan-92 31.00 0.41      100.32%$607
 Feb-92 29.00 0.34      100.26%$606
 Mar-92 31.00 0.37      100.28%$606
 Apr-92 30.00 0.33      100.25%$605
 May-92 31.00 0.30      100.22%$604
 Jun-92 30.00 0.33      100.25%$603
 Jul-92 31.00 0.31      100.22%$601
 Aug-92 31.00 0.30      100.22%$600
 Sep-92 30.00 0.28      100.20%$599
 Oct-92 31.00 0.28      100.19%$598
 Nov-92 30.00 0.29      100.21%$597
 Dec-92 31.00 0.30      100.21%$595
 Jan-93 31.00 0.28      100.19%$594
 Feb-93 28.00 0.26      100.18%$593
 Mar-93 31.00 0.29      100.20%$592
 Apr-93 30.00 0.26      100.18%$590
 May-93 31.00 0.24      100.15%$589
 Jun-93 30.00 0.29      100.21%$588
 Jul-93 31.00 0.26      100.17%$586
 Aug-93 31.00 0.27      100.18%$585
 Sep-93 30.00 0.25      100.17%$584
 Oct-93 31.00 0.24      100.15%$582
 Nov-93 30.00 0.27      100.19%$581
 Dec-93 31.00 0.27      100.18%$580
 Jan-94 31.00 0.27      100.18%$578
 Feb-94 28.00 0.24      100.16%$577
 Mar-94 31.00 0.29      100.20%$576
 Apr-94 30.00 0.28      100.20%$575
 May-94 31.00 0.34      100.25%$574
 Jun-94 30.00 0.34      100.26%$573
 Jul-94 31.00 0.34      100.25%$572
 Aug-94 31.00 0.40      100.31%$571
 Sep-94 30.00 0.38      100.30%$571
 Oct-94 31.00 0.41      100.32%$570
 Nov-94 30.00 0.41      100.33%$570
 Dec-94 31.00 0.45      100.36%$570
 Jan-95 31.00 0.50      100.41%$570
 Feb-95 28.00 0.45      100.37%$569
 Mar-95 31.00 0.50      100.41%$569
 Apr-95 30.00 0.45      100.37%$569
 May-95 31.00 0.53      100.44%$569
 Jun-95 30.00 0.48      100.40%$569
 Jul-95 31.00 0.49      100.40%$569
 Aug-95 31.00 0.48      100.39%$569
 Sep-95 30.00 0.45      100.37%$569
 Oct-95 31.00 0.49      100.40%$569
 Nov-95 30.00 0.46      100.38%$569
 Dec-95 31.00 0.44      100.35%$568
 Jan-96 31.00 0.49      100.40%$568
 Feb-96 29.00 0.42      100.34%$568
 Mar-96 31.00 0.41      100.32%$568
 Apr-96 30.00 0.45      100.37%$567
 May-96 31.00 0.43      100.34%$567
 Jun-96 30.00 0.39      100.31%$567
 Jul-96 31.00 0.47      100.38%$566
 Aug-96 31.00 0.43      100.34%$566
 Sep-96 30.00 0.45      100.37%$566
 Oct-96 31.00 0.45      100.36%$565
 Nov-96 30.00 0.42      100.34%$565
 Dec-96 31.00 0.46      100.37%$565
Listed in Order            Max  609
to match MFPR              Min  500


INVESTMENT GRADE BOND PORTFOLIO of Variable Insurance Products Fund II seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade
fixed-income securities.    The fund may be appropriate for investors who
want high current income from a portfolio of investment-grade debt securities. A fund's level of risk and potential reward depend on the quality and maturity of its investments. With its focus on medium- to high-quality investments, the fund has a moderate risk level and yield potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DInvestment Grade Bond
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00                             $500
 Jan-89 31.00       0.87     100.78%      $502
 Feb-89 28.00       0.22     100.14%      $501
 Mar-89 31.00       0.62     100.54%      $501
 Apr-89 30.00       1.11     101.03%      $504
 May-89 31.00       1.11     101.03%      $507
 Jun-89 30.00       1.92     101.84%      $515
 Jul-89 31.00       1.56     101.47%      $520
 Aug-89 31.00      -0.80      99.12%      $513
 Sep-89 30.00       0.39     100.31%      $513
 Oct-89 31.00       1.55     101.46%      $518
 Nov-89 30.00       0.86     100.78%      $520
 Dec-89 31.00       0.41     100.32%      $520
 Jan-90 31.00      -0.23      99.69%      $516
 Feb-90 28.00       0.57     100.49%      $517
 Mar-90 31.00       0.30     100.22%      $516
 Apr-90 30.00       0.04      99.96%      $513
 May-90 31.00       1.57     101.48%      $519
 Jun-90 30.00       0.78     100.70%      $520
 Jul-90 31.00       0.99     100.91%      $523
 Aug-90 31.00      -0.01      99.91%      $520
 Sep-90 30.00       0.39     100.31%      $520
 Oct-90 31.00       0.01      99.92%      $517
 Nov-90 30.00       0.60     100.52%      $518
 Dec-90 31.00       1.04     100.95%      $521
 Jan-91 31.00       0.20     100.12%      $519
 Feb-91 28.00       1.01     100.93%      $522
 Mar-91 31.00       1.69     101.61%      $528
 Apr-91 30.00       1.47     101.39%      $533
 May-91 31.00       0.77     100.69%      $535
 Jun-91 30.00       0.19     100.11%      $533
 Jul-91 31.00       0.86     100.77%      $535
 Aug-91 31.00       2.09     102.00%      $543
 Sep-91 30.00       1.86     101.77%      $551
 Oct-91 31.00       1.09     101.01%      $554
 Nov-91 30.00       1.08     101.00%      $557
 Dec-91 31.00       2.98     102.90%      $571
 Jan-92 31.00      -0.99      98.92%      $563
 Feb-92 29.00       0.55     100.47%      $563
 Mar-92 31.00      -0.18      99.73%      $559
 Apr-92 30.00       0.73     100.65%      $561
 May-92 31.00       1.54     101.45%      $566
 Jun-92 30.00       1.16     101.08%      $570
 Jul-92 31.00       2.03     101.94%      $579
 Aug-92 31.00       0.60     100.52%      $580
 Sep-92 30.00       1.20     101.12%      $584
 Oct-92 31.00      -1.27      98.65%      $573
 Nov-92 30.00      -0.26      99.66%      $569
 Dec-92 31.00       1.42     101.33%      $574
 Jan-93 31.00       2.10     102.01%      $583
 Feb-93 28.00       1.70     101.62%      $591
 Mar-93 31.00       0.44     100.35%      $590
 Apr-93 30.00       0.61     100.53%      $591
 May-93 31.00       0.17     100.08%      $589
 Jun-93 30.00       1.91     101.83%      $597
 Jul-93 31.00       0.68     100.59%      $599
 Aug-93 31.00       1.78     101.69%      $606
 Sep-93 30.00       0.50     100.42%      $606
 Oct-93 31.00       0.50     100.41%      $606
 Nov-93 30.00      -0.49      99.43%      $600
 Dec-93 31.00       0.59     100.50%      $601
 Jan-94 31.00       1.13     101.04%      $605
 Feb-94 28.00      -1.64      98.28%      $592
 Mar-94 31.00      -2.28      97.64%      $576
 Apr-94 30.00      -0.90      99.02%      $568
 May-94 31.00      -0.27      99.64%      $563
 Jun-94 30.00      -0.27      99.65%      $559
 Jul-94 31.00       1.64     101.55%      $566
 Aug-94 31.00       0.09     100.00%      $563
 Sep-94 30.00      -1.08      98.84%      $554
 Oct-94 31.00       0.09     100.00%      $552
 Nov-94 30.00       0.18     100.10%      $550
 Dec-94 31.00      -0.45      99.47%      $545
 Jan-95 31.00       1.45     101.36%      $550
 Feb-95 28.00       1.93     101.85%      $559
 Mar-95 31.00       0.64     100.55%      $559
 Apr-95 30.00       1.36     101.28%      $564
 May-95 31.00       4.01     103.92%      $584
 Jun-95 30.00       0.77     100.69%      $586
 Jul-95 31.00      -0.34      99.57%      $581
 Aug-95 31.00       1.19     101.10%      $585
 Sep-95 30.00       0.93     100.85%      $587
 Oct-95 31.00       1.34     101.25%      $592
 Nov-95 30.00       1.48     101.40%      $598
 Dec-95 31.00       1.38     101.29%      $603
 Jan-96 31.00       0.64     100.55%      $604
 Feb-96 29.00      -1.83      98.09%      $590
 Mar-96 31.00      -0.77      99.15%      $583
 Apr-96 30.00      -0.60      99.32%      $576
 May-96 31.00      -0.17      99.74%      $573
 Jun-96 30.00       1.21     101.13%      $577
 Jul-96 31.00       0.26     100.17%      $575
 Aug-96 31.00      -0.09      99.82%      $572
 Sep-96 30.00       1.62     101.54%      $578
 Oct-96 31.00       2.19     102.10%      $588
 Nov-96 30.00       1.65     101.57%      $595
 Dec-96 31.00      -0.89      99.03%      $587
Listed in Order                 Max        606
to match MFPR                   Min        500


HIGH INCOME PORTFOLIO of Variable Insurance Products Fund seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities. In choosing these securities growth of capital will also be considered. A fund's level of risk and potential reward depend on the quality and maturity of its investments. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DHigh Income
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00                $500
 Oct-85 31.00 1.25    101.16%$504
 Nov-85 30.00 1.44    101.36%$509
 Dec-85 31.00 3.34    103.25%$523
 Jan-86 31.00 1.24    101.15%$527
 Feb-86 28.00 3.38    103.30%$542
 Mar-86 31.00 2.47    102.38%$553
 Apr-86 30.00 1.70    101.62%$559
 May-86 31.00 1.53    101.44%$565
 Jun-86 30.00 1.26    101.18%$569
 Jul-86 31.00 -0.30    99.61%$565
 Aug-86 31.00 0.40    100.31%$564
 Sep-86 30.00 0.85    100.77%$566
 Oct-86 31.00 2.99    102.90%$580
 Nov-86 30.00 0.32    100.24%$579
 Dec-86 31.00 0.63    100.54%$580
 Jan-87 31.00 3.65    103.56%$598
 Feb-87 28.00 1.73    101.65%$606
 Mar-87 31.00 0.91    100.82%$608
 Apr-87 30.00 -3.13    96.79%$587
 May-87 31.00 -0.93    98.99%$578
 Jun-87 30.00 2.16    102.08%$588
 Jul-87 31.00 0.11    100.02%$586
 Aug-87 31.00 0.83    100.74%$588
 Sep-87 30.00 -3.48    96.44%$564
 Oct-87 31.00 -4.78    95.14%$535
 Nov-87 30.00 2.95    102.86%$548
 Dec-87 31.00 1.60    101.51%$554
 Jan-88 31.00 3.29    103.20%$569
 Feb-88 29.00 2.99    102.91%$583
 Mar-88 31.00 -0.72    99.20%$576
 Apr-88 30.00 0.78    100.70%$578
 May-88 31.00 -0.15    99.76%$574
 Jun-88 30.00 2.10    102.02%$584
 Jul-88 31.00 1.04    100.95%$587
 Aug-88 31.00 -0.48    99.44%$581
 Sep-88 30.00 0.80    100.72%$583
 Oct-88 31.00 1.09    101.00%$586
 Nov-88 30.00 -0.38    99.54%$581
 Dec-88 31.00 0.79    100.70%$583
 Jan-89 31.00 2.40    102.31%$594
 Feb-89 28.00 0.49    100.41%$594
 Mar-89 31.00 -1.28    98.64%$584
 Apr-89 30.00 -1.11    98.81%$574
 May-89 31.00 1.85    101.76%$582
 Jun-89 30.00 2.86    102.78%$596
 Jul-89 31.00 -0.66    99.26%$589
 Aug-89 31.00 -0.58    99.34%$582
 Sep-89 30.00 -3.50    96.42%$559
 Oct-89 31.00 -4.29    95.63%$533
 Nov-89 30.00 0.08    100.00%$531
 Dec-89 31.00 -0.27    99.64%$527
 Jan-90 31.00 -2.21    97.71%$512
 Feb-90 28.00 -1.54    98.38%$502
 Mar-90 31.00 -1.06    98.86%$494
 Apr-90 30.00 0.30    100.22%$493
 May-90 31.00 2.05    101.96%$501
 Jun-90 30.00 1.58    101.50%$507
 Jul-90 31.00 1.54    101.45%$512
 Aug-90 31.00 -1.67    98.25%$501
 Sep-90 30.00 -2.37    97.55%$486
 Oct-90 31.00 -2.43    97.49%$472
 Nov-90 30.00 2.35    102.27%$481
 Dec-90 31.00 1.40    101.31%$485
 Jan-91 31.00 2.12    102.03%$493
 Feb-91 28.00 5.54    105.46%$518
 Mar-91 31.00 3.54    103.45%$534
 Apr-91 30.00 3.55    103.46%$550
 May-91 31.00 1.47    101.38%$555
 Jun-91 30.00 2.17    102.09%$565
 Jul-91 31.00 3.78    103.69%$583
 Aug-91 31.00 1.37    101.28%$588
 Sep-91 30.00 2.24    102.16%$598
 Oct-91 31.00 3.40    103.31%$616
 Nov-91 30.00 0.85    100.77%$618
 Dec-91 31.00 0.53    100.44%$618
 Jan-92 31.00 5.34    105.25%$648
 Feb-92 29.00 3.63    103.55%$668
 Mar-92 31.00 3.23    103.14%$686
 Apr-92 30.00 0.71    100.63%$688
 May-92 31.00 1.20    101.11%$693
 Jun-92 30.00 1.09    101.01%$697
 Jul-92 31.00 1.96    101.87%$707
 Aug-92 31.00 2.12    102.03%$718
 Sep-92 30.00 1.04    100.96%$722
 Oct-92 31.00 -1.49    98.43%$708
 Nov-92 30.00 1.23    101.15%$713
 Dec-92 31.00 1.03    100.94%$717
 Jan-93 31.00 2.68    102.59%$733
 Feb-93 28.00 1.71    101.63%$742
 Mar-93 31.00 2.31    102.22%$755
 Apr-93 30.00 0.66    100.58%$756
 May-93 31.00 1.49    101.40%$764
 Jun-93 30.00 2.58    102.50%$780
 Jul-93 31.00 0.99    100.90%$784
 Aug-93 31.00 1.07    100.98%$788
 Sep-93 30.00 0.35    100.27%$787
 Oct-93 31.00 2.36    102.27%$802
 Nov-93 30.00 0.94    100.86%$805
 Dec-93 31.00 1.61    101.52%$814
 Jan-94 31.00 3.34    103.25%$837
 Feb-94 28.00 -0.12    99.80%$832
 Mar-94 31.00 -3.37    96.55%$800
 Apr-94 30.00 -1.01    98.91%$788
 May-94 31.00 0.19    100.10%$786
 Jun-94 30.00 -0.37    99.55%$779
 Jul-94 31.00 0.37    100.28%$778
 Aug-94 31.00 0.00     99.91%$774
 Sep-94 30.00 0.74    100.66%$776
 Oct-94 31.00 -0.92    99.00%$765
 Nov-94 30.00 -0.83    99.09%$755
 Dec-94 31.00 0.56    100.47%$756
 Jan-95 31.00 1.12    101.03%$760
 Feb-95 28.00 3.43    103.35%$783
 Mar-95 31.00 1.25    101.16%$789
 Apr-95 30.00 2.93    102.85%$808
 May-95 31.00 2.57    102.48%$825
 Jun-95 30.00 0.27    100.19%$823
 Jul-95 31.00 2.41    102.32%$838
 Aug-95 31.00 0.79    100.70%$841
 Sep-95 30.00 1.65    101.57%$851
 Oct-95 31.00 0.94    100.85%$854
 Nov-95 30.00 0.51    100.43%$855
 Dec-95 31.00 1.18    101.09%$860
 Jan-96 31.00 2.32    102.23%$876
 Feb-96 29.00 1.65    101.57%$886
 Mar-96 31.00 -0.26    99.65%$880
 Apr-96 30.00 1.49    101.41%$888
 May-96 31.00 1.38    101.29%$896
 Jun-96 30.00 0.51    100.43%$896
 Jul-96 31.00 -0.34    99.57%$889
 Aug-96 31.00 1.45    101.36%$897
 Sep-96 30.00 2.94    102.86%$919
 Oct-96 31.00 -0.33    99.58%$912
 Nov-96 30.00 1.06    100.98%$917
 Dec-96 31.00 1.38    101.29%$925
Listed in Order          Max  925
to match MFPR            Min  472


EQUITY-INCOME PORTFOLIO of Variable Insurance Products Fund seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the
Standard & Poor's 500 Composite Stock Price Index.    The fund may be
appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Equity Income
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00                   $500
 Nov-86 30.00   2.18  102.09%   $508
 Dec-86 31.00  -3.00   96.92%   $491
 Jan-87 31.00  11.48  111.38%   $544
 Feb-87 28.00   2.33  102.25%   $554
 Mar-87 31.00   2.54  102.45%   $566
 Apr-87 30.00  -2.49   97.43%   $549
 May-87 31.00   0.62  100.53%   $550
 Jun-87 30.00   2.08  102.00%   $558
 Jul-87 31.00   3.81  103.72%   $577
 Aug-87 31.00   2.75  102.66%   $590
 Sep-87 30.00  -2.10   97.82%   $574
 Oct-87 31.00 -19.51   80.42%   $460
 Nov-87 30.00  -4.47   95.45%   $437
 Dec-87 31.00   5.11  105.02%   $457
 Jan-88 31.00   7.11  107.02%   $488
 Feb-88 29.00   4.96  104.87%   $509
 Mar-88 31.00  -1.74   98.18%   $498
 Apr-88 30.00   1.66  101.57%   $504
 May-88 31.00   1.34  101.25%   $508
 Jun-88 30.00   5.69  105.60%   $534
 Jul-88 31.00  -0.18   99.73%   $531
 Aug-88 31.00  -1.72   98.19%   $519
 Sep-88 30.00   2.97  102.89%   $532
 Oct-88 31.00   1.73  101.64%   $538
 Nov-88 30.00  -1.61   98.31%   $527
 Dec-88 31.00   0.91  100.83%   $529
 Jan-89 31.00   6.18  106.09%   $559
 Feb-89 28.00  -0.51   99.41%   $554
 Mar-89 31.00   2.17  102.08%   $563
 Apr-89 30.00   3.86  103.77%   $582
 May-89 31.00   2.97  102.88%   $596
 Jun-89 30.00   0.07   99.99%   $594
 Jul-89 31.00   5.83  105.74%   $625
 Aug-89 31.00   1.61  101.52%   $632
 Sep-89 30.00  -1.12   98.79%   $622
 Oct-89 31.00  -5.77   94.15%   $583
 Nov-89 30.00   0.57  100.49%   $584
 Dec-89 31.00   0.83  100.75%   $585
 Jan-90 31.00  -6.75   93.17%   $543
 Feb-90 28.00   0.59  100.52%   $544
 Mar-90 31.00   0.16  100.08%   $542
 Apr-90 30.00  -3.47   96.45%   $521
 May-90 31.00   6.62  106.53%   $552
 Jun-90 30.00  -1.00   98.92%   $544
 Jul-90 31.00  -2.45   97.47%   $528
 Aug-90 31.00  -7.99   91.94%   $484
 Sep-90 30.00  -7.76   92.17%   $444
 Oct-90 31.00  -2.55   97.37%   $431
 Nov-90 30.00   7.17  107.08%   $459
 Dec-90 31.00   2.33  102.24%   $468
 Jan-91 31.00   5.36  105.27%   $490
 Feb-91 28.00   6.89  106.80%   $522
 Mar-91 31.00   2.07  101.99%   $530
 Apr-91 30.00   0.47  100.38%   $530
 May-91 31.00   5.49  105.40%   $556
 Jun-91 30.00  -4.09   95.83%   $531
 Jul-91 31.00   5.67  105.58%   $558
 Aug-91 31.00   2.11  102.02%   $567
 Sep-91 30.00  -0.69   99.23%   $560
 Oct-91 31.00   1.67  101.58%   $567
 Nov-91 30.00  -4.31   95.61%   $540
 Dec-91 31.00   7.90  107.81%   $579
 Jan-92 31.00   1.35  101.26%   $584
 Feb-92 29.00   3.25  103.16%   $601
 Mar-92 31.00  -1.23   98.69%   $590
 Apr-92 30.00   3.13  103.05%   $606
 May-92 31.00   0.80  100.71%   $608
 Jun-92 30.00  -0.88   99.04%   $599
 Jul-92 31.00   3.06  102.98%   $615
 Aug-92 31.00  -2.19   97.73%   $598
 Sep-92 30.00   1.04  100.95%   $601
 Oct-92 31.00   1.20  101.11%   $606
 Nov-92 30.00   3.63  103.54%   $625
 Dec-92 31.00   2.82  102.73%   $639
 Jan-93 31.00   2.99  102.90%   $655
 Feb-93 28.00   2.25  102.17%   $667
 Mar-93 31.00   2.98  102.89%   $683
 Apr-93 30.00  -0.42   99.50%   $677
 May-93 31.00   1.81  101.72%   $686
 Jun-93 30.00   1.18  101.10%   $690
 Jul-93 31.00   1.36  101.27%   $696
 Aug-93 31.00   3.83  103.74%   $719
 Sep-93 30.00  -0.38   99.54%   $713
 Oct-93 31.00   0.91  100.82%   $716
 Nov-93 30.00  -1.75   98.17%   $700
 Dec-93 31.00   2.31  102.22%   $713
 Jan-94 31.00   4.40  104.31%   $740
 Feb-94 28.00  -2.58   97.34%   $718
 Mar-94 31.00  -4.18   95.74%   $685
 Apr-94 30.00   3.45  103.36%   $705
 May-94 31.00   0.95  100.86%   $708
 Jun-94 30.00  -0.62   99.30%   $700
 Jul-94 31.00   3.34  103.25%   $720
 Aug-94 31.00   5.15  105.06%   $753
 Sep-94 30.00  -1.64   98.28%   $737
 Oct-94 31.00   2.05  101.96%   $749
 Nov-94 30.00  -3.27   96.65%   $721
 Dec-94 31.00   0.33  100.24%   $720
 Jan-95 31.00   1.56  101.47%   $727
 Feb-95 28.00   3.81  103.73%   $751
 Mar-95 31.00   3.45  103.36%   $773
 Apr-95 30.00   2.78  102.70%   $791
 May-95 31.00   3.01  102.92%   $811
 Jun-95 30.00   1.44  101.36%   $819
 Jul-95 31.00   3.85  103.76%   $846
 Aug-95 31.00   1.25  101.16%   $852
 Sep-95 30.00   3.32  103.23%   $876
 Oct-95 31.00  -1.15   98.77%   $862
 Nov-95 30.00   4.32  104.23%   $895
 Dec-95 31.00   2.93  102.84%   $916
 Jan-96 31.00   2.91  102.82%   $938
 Feb-96 29.00   0.34  100.26%   $937
 Mar-96 31.00   1.05  100.96%   $942
 Apr-96 30.00   1.30  101.22%   $950
 May-96 31.00   1.08  100.99%   $955
 Jun-96 30.00  -0.92   99.00%   $942
 Jul-96 31.00  -4.88   95.04%   $892
 Aug-96 31.00   2.05  101.96%   $905
 Sep-96 30.00   4.28  104.19%   $939
 Oct-96 31.00   1.62  101.53%   $950
 Nov-96 30.00   6.69  106.60% $1,009
 Dec-96 31.00  -1.64   98.28%   $987
Listed in Order          Max   1,009
to match MFPR            Min     431


INDEX 500 PORTFOLIO of Variable Insurance Products Fund II seeks to provide investment results that correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500
Composite Stock Price Index.    The fund may be appropriate for investors
who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth of capital and current income through a portfolio of securities that broadly represents the U.S. stock market, as measured by the S&P 500. The fund seeks to keep expenses low as it attempts to match the return of the S&P 500. Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other mutual funds. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Index 500
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.001.16          $500
 Oct-92 31.000.22   100.13%$499
 Nov-92 30.003.41   103.32%$513
 Dec-92 31.001.26   101.17%$517
 Jan-93 31.000.64   100.55%$518
 Feb-93 28.001.32   101.24%$522
 Mar-93 31.002.20   102.11%$531
 Apr-93 30.00-2.55   97.37%$515
 May-93 31.002.60   102.51%$526
 Jun-93 30.000.26   100.18%$525
 Jul-93 31.00-0.46   99.46%$520
 Aug-93 31.003.79   103.70%$537
 Sep-93 30.00-0.81   99.11%$530
 Oct-93 31.002.04   101.95%$538
 Nov-93 30.00-0.97   98.95%$530
 Dec-93 31.001.20   101.11%$534
 Jan-94 31.003.37   103.28%$549
 Feb-94 28.00-2.71   97.22%$532
 Mar-94 31.00-4.34   95.58%$506
 Apr-94 30.001.20   101.12%$510
 May-94 31.001.55   101.46%$515
 Jun-94 30.00-2.44   97.48%$500
 Jul-94 31.003.30   103.21%$514
 Aug-94 31.003.99   103.90%$532
 Sep-94 30.00-2.43   97.49%$516
 Oct-94 31.002.22   102.13%$525
 Nov-94 30.00-3.63   96.29%$504
 Dec-94 31.001.46   101.37%$508
 Jan-95 31.002.65   102.56%$519
 Feb-95 28.003.83   103.75%$537
 Mar-95 31.002.92   102.83%$550
 Apr-95 30.002.94   102.86%$563
 May-95 31.003.93   103.84%$582
 Jun-95 30.002.27   102.19%$593
 Jul-95 31.003.34   103.25%$609
 Aug-95 31.000.25   100.16%$608
 Sep-95 30.004.18   104.09%$630
 Oct-95 31.00-0.34   99.57%$625
 Nov-95 30.004.35   104.26%$649
 Dec-95 31.001.83   101.74%$658
 Jan-96 31.003.42   103.33%$677
 Feb-96 29.000.93   100.85%$680
 Mar-96 31.001.03   100.94%$683
 Apr-96 30.001.40   101.32%$690
 May-96 31.002.55   102.46%$704
 Jun-96 30.000.43   100.35%$703
 Jul-96 31.00-4.43   95.49%$669
 Aug-96 31.002.06   101.97%$679
 Sep-96 30.005.59   105.50%$714
 Oct-96 31.002.76   102.67%$730
 Nov-96 30.007.50   107.41%$781
 Dec-96 31.00-1.97   97.95%$761
Listed in Order        Max  781
to match MFPR          Min  499


GROWTH PORTFOLIO of Variable Insurance Products Fund seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of
securities, including bonds and preferred stocks.    The fund may be
appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller, less well-known companies. The fund invests for growth and does not pursue an income strategy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Growth
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00NEED #S
 Oct-86 31.00                  $500
 Nov-86 30.002.20   102.12%    $509
 Dec-86 31.00-1.86   98.06%    $497
 Jan-87 31.0010.67  110.58%    $547
 Feb-87 28.004.95   104.87%    $571
 Mar-87 31.001.63   101.54%    $578
 Apr-87 30.000.00    99.92%    $575
 May-87 31.000.68   100.59%    $576
 Jun-87 30.002.94   102.86%    $590
 Jul-87 31.004.00   103.91%    $611
 Aug-87 31.002.98   102.89%    $626
 Sep-87 30.00-1.14   98.78%    $616
 Oct-87 31.00-21.9   77.96%    $478
 Nov-87 30.00-7.02   92.90%    $442
 Dec-87 31.0010.31  110.22%    $485
 Jan-88 31.002.17   102.08%    $493
 Feb-88 29.008.11   108.02%    $531
 Mar-88 31.00-0.89   99.03%    $524
 Apr-88 30.001.26   101.18%    $528
 May-88 31.00-0.89   99.03%    $520
 Jun-88 30.005.03   104.94%    $544
 Jul-88 31.00-0.51   99.41%    $538
 Aug-88 31.00-2.41   97.51%    $523
 Sep-88 30.002.82   102.74%    $535
 Oct-88 31.000.26   100.17%    $534
 Nov-88 30.00-0.94   98.98%    $526
 Dec-88 31.001.03   100.94%    $529
 Jan-89 31.007.17   107.08%    $564
 Feb-89 28.00-2.07   97.85%    $550
 Mar-89 31.003.02   102.93%    $564
 Apr-89 30.005.29   105.20%    $591
 May-89 31.003.58   103.49%    $609
 Jun-89 30.00-1.32   98.60%    $598
 Jul-89 31.008.94   108.85%    $648
 Aug-89 31.001.71   101.62%    $656
 Sep-89 30.000.87   100.79%    $658
 Oct-89 31.00-2.80   97.12%    $637
 Nov-89 30.001.64   101.56%    $644
 Dec-89 31.002.36   102.27%    $656
 Jan-90 31.00-5.80   94.12%    $615
 Feb-90 28.000.96   100.88%    $618
 Mar-90 31.001.22   101.13%    $622
 Apr-90 30.00-2.91   97.01%    $601
 May-90 31.008.85   108.76%    $651
 Jun-90 30.002.08   102.00%    $661
 Jul-90 31.00-1.58   98.34%    $648
 Aug-90 31.00-10.3   89.62%    $578
 Sep-90 30.00-10.2   89.64%    $516
 Oct-90 31.00-3.57   96.35%    $495
 Nov-90 30.008.10   108.01%    $533
 Dec-90 31.002.95   102.86%    $546
 Jan-91 31.006.66   106.57%    $579
 Feb-91 28.007.46   107.38%    $620
 Mar-91 31.003.02   102.93%    $635
 Apr-91 30.00-0.93   98.99%    $626
 May-91 31.005.91   105.82%    $660
 Jun-91 30.00-7.42   92.50%    $608
 Jul-91 31.009.53   109.44%    $663
 Aug-91 31.004.44   104.35%    $689
 Sep-91 30.000.78   100.70%    $691
 Oct-91 31.003.09   103.00%    $708
 Nov-91 30.00-5.71   94.21%    $665
 Dec-91 31.0013.21  113.11%    $749
 Jan-92 31.006.10   106.01%    $791
 Feb-92 29.002.09   102.01%    $803
 Mar-92 31.00-6.13   93.79%    $750
 Apr-92 30.00-3.92   96.00%    $717
 May-92 31.00-0.85   99.07%    $708
 Jun-92 30.00-3.88   96.04%    $677
 Jul-92 31.003.86   103.77%    $700
 Aug-92 31.00-2.75   97.17%    $677
 Sep-92 30.001.76   101.68%    $686
 Oct-92 31.003.87   103.78%    $709
 Nov-92 30.006.68   106.59%    $752
 Dec-92 31.003.08   102.99%    $772
 Jan-93 31.001.97   101.88%    $783
 Feb-93 28.00-2.06   97.86%    $763
 Mar-93 31.003.99   103.90%    $790
 Apr-93 30.00-1.05   98.87%    $778
 May-93 31.007.45   107.36%    $831
 Jun-93 30.001.03   100.95%    $836
 Jul-93 31.00-0.28   99.63%    $830
 Aug-93 31.005.02   104.93%    $867
 Sep-93 30.001.86   101.78%    $879
 Oct-93 31.000.96   100.87%    $883
 Nov-93 30.00-4.05   95.87%    $843
 Dec-93 31.003.54   103.45%    $868
 Jan-94 31.002.51   102.42%    $886
 Feb-94 28.00-1.03   98.89%    $873
 Mar-94 31.00-4.54   95.38%    $829
 Apr-94 30.000.62   100.54%    $830
 May-94 31.00-2.32   97.60%    $807
 Jun-94 30.00-5.08   94.84%    $762
 Jul-94 31.003.47   103.38%    $785
 Aug-94 31.005.67   105.58%    $825
 Sep-94 30.00-1.21   98.71%    $811
 Oct-94 31.004.06   103.97%    $840
 Nov-94 30.00-3.99   95.93%    $802
 Dec-94 31.002.55   102.46%    $819
 Jan-95 31.00-1.89   98.03%    $799
 Feb-95 28.004.14   104.06%    $828
 Mar-95 31.003.63   103.54%    $854
 Apr-95 30.003.37   103.28%    $879
 May-95 31.003.90   103.81%    $909
 Jun-95 30.008.85   108.76%    $984
 Jul-95 31.009.89   109.80%  $1,076
 Aug-95 31.001.23   101.14%  $1,084
 Sep-95 30.002.59   102.51%  $1,107
 Oct-95 31.00-1.02   98.90%  $1,090
 Nov-95 30.00-0.07   99.85%  $1,084
 Dec-95 31.00-3.12   96.80%  $1,045
 Jan-96 31.001.58   101.49%  $1,056
 Feb-96 29.003.35   103.27%  $1,086
 Mar-96 31.000.39   100.30%  $1,085
 Apr-96 30.003.91   103.82%  $1,122
 May-96 31.003.13   103.04%  $1,151
 Jun-96 30.00-1.96   97.96%  $1,123
 Jul-96 31.00-7.65   92.27%  $1,032
 Aug-96 31.002.99   102.90%  $1,058
 Sep-96 30.006.72   106.63%  $1,124
 Oct-96 31.00-0.23   99.68%  $1,115
 Nov-96 30.005.55   105.46%  $1,172
 Dec-96 31.00-3.08   96.84%  $1,130
Listed in Order        Max    1,172
to match MFPR          Min      442


OVERSEAS PORTFOLIO of Variable Insurance Products Fund seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the
United States.    The fund may be appropriate for investors who want to
pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Overseas
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00                 $500
 Feb-87 28.000.10   100.02%   $498
 Mar-87 31.004.50   104.41%   $518
 Apr-87 30.007.27   107.18%   $553
 May-87 31.00-1.43   98.49%   $542
 Jun-87 30.00-4.88   95.04%   $513
 Jul-87 31.00-1.14   98.77%   $505
 Aug-87 31.008.85   108.75%   $547
 Sep-87 30.00-2.21   97.71%   $532
 Oct-87 31.00-20.8   79.07%   $419
 Nov-87 30.000.91   100.83%   $421
 Dec-87 31.007.04   106.95%   $448
 Jan-88 31.00-3.42   96.50%   $431
 Feb-88 29.002.66   102.58%   $440
 Mar-88 31.004.53   104.44%   $458
 Apr-88 30.001.65   101.57%   $463
 May-88 31.00-1.83   98.09%   $452
 Jun-88 30.00-1.76   98.16%   $442
 Jul-88 31.00-0.74   99.18%   $437
 Aug-88 31.00-3.50   96.42%   $419
 Sep-88 30.004.29   104.20%   $435
 Oct-88 31.004.43   104.34%   $452
 Nov-88 30.001.82   101.73%   $458
 Dec-88 31.000.20   100.11%   $457
 Jan-89 31.002.97   102.88%   $468
 Feb-89 28.001.73   101.65%   $474
 Mar-89 31.00-0.09   99.82%   $471
 Apr-89 30.002.95   102.87%   $483
 May-89 31.00-3.70   96.22%   $463
 Jun-89 30.00-0.38   99.53%   $459
 Jul-89 31.009.35   109.26%   $499
 Aug-89 31.00-0.71   99.21%   $493
 Sep-89 30.006.22   106.13%   $521
 Oct-89 31.00-5.43   94.48%   $490
 Nov-89 30.005.39   105.31%   $514
 Dec-89 31.006.29   106.20%   $544
 Jan-90 31.00-1.34   98.57%   $534
 Feb-90 28.00-2.33   97.59%   $519
 Mar-90 31.003.78   103.69%   $536
 Apr-90 30.000.55   100.47%   $537
 May-90 31.006.54   106.44%   $569
 Jun-90 30.002.22   102.13%   $579
 Jul-90 31.005.06   104.97%   $605
 Aug-90 31.00-10.1   89.74%   $541
 Sep-90 30.00-9.50   90.42%   $487
 Oct-90 31.009.31   109.22%   $530
 Nov-90 30.00-3.10   96.82%   $511
 Dec-90 31.00-0.72   99.20%   $504
 Jan-91 31.000.97   100.88%   $507
 Feb-91 28.003.37   103.29%   $522
 Mar-91 31.00-2.92   96.99%   $504
 Apr-91 30.002.20   102.11%   $512
 May-91 31.000.24   100.15%   $511
 Jun-91 30.00-5.48   94.44%   $481
 Jul-91 31.004.96   104.87%   $502
 Aug-91 31.000.32   100.23%   $501
 Sep-91 30.004.07   103.99%   $519
 Oct-91 31.000.69   100.60%   $520
 Nov-91 30.00-3.58   96.34%   $499
 Dec-91 31.003.48   103.39%   $514
 Jan-92 31.001.22   101.14%   $517
 Feb-92 29.00-2.08   97.84%   $504
 Mar-92 31.00-2.03   97.89%   $492
 Apr-92 30.006.22   106.13%   $520
 May-92 31.004.35   104.27%   $539
 Jun-92 30.00-1.87   98.05%   $527
 Jul-92 31.00-6.38   93.54%   $491
 Aug-92 31.00-0.86   99.05%   $484
 Sep-92 30.00-4.03   95.89%   $462
 Oct-92 31.00-6.83   93.09%   $429
 Nov-92 30.00-0.53   99.39%   $424
 Dec-92 31.002.49   102.40%   $433
 Jan-93 31.002.86   102.77%   $443
 Feb-93 28.001.96   101.88%   $450
 Mar-93 31.006.94   106.85%   $478
 Apr-93 30.006.65   106.56%   $508
 May-93 31.002.15   102.06%   $516
 Jun-93 30.00-2.47   97.45%   $501
 Jul-93 31.003.95   103.86%   $518
 Aug-93 31.005.44   105.35%   $543
 Sep-93 30.00-0.48   99.44%   $538
 Oct-93 31.003.62   103.53%   $555
 Nov-93 30.00-4.22   95.70%   $529
 Dec-93 31.006.61   106.52%   $561
 Jan-94 31.006.52   106.43%   $595
 Feb-94 28.00-1.76   98.16%   $582
 Mar-94 31.00-2.48   97.44%   $564
 Apr-94 30.003.31   103.22%   $580
 May-94 31.00-1.23   98.69%   $570
 Jun-94 30.00-1.06   98.86%   $562
 Jul-94 31.002.65   102.56%   $574
 Aug-94 31.001.17   101.08%   $577
 Sep-94 30.00-2.61   97.31%   $560
 Oct-94 31.002.06   101.97%   $568
 Nov-94 30.00-3.79   96.13%   $544
 Dec-94 31.00-0.57   99.35%   $538
 Jan-95 31.00-4.15   95.77%   $513
 Feb-95 28.000.26   100.18%   $512
 Mar-95 31.003.08   102.99%   $526
 Apr-95 30.002.86   102.78%   $538
 May-95 31.001.39   101.30%   $543
 Jun-95 30.000.81   100.73%   $544
 Jul-95 31.004.44   104.35%   $566
 Aug-95 31.00-2.78   97.14%   $547
 Sep-95 30.001.46   101.38%   $553
 Oct-95 31.00-1.98   97.94%   $539
 Nov-95 30.001.16   101.08%   $543
 Dec-95 31.002.96   102.87%   $556
 Jan-96 31.001.88   101.79%   $564
 Feb-96 29.000.22   100.14%   $562
 Mar-96 31.001.53   101.44%   $568
 Apr-96 30.002.78   102.70%   $581
 May-96 31.000.06    99.97%   $578
 Jun-96 30.000.73   100.65%   $580
 Jul-96 31.00-2.96   96.96%   $560
 Aug-96 31.000.75   100.66%   $561
 Sep-96 30.002.92   102.84%   $575
 Oct-96 31.00-1.00   98.92%   $566
 Nov-96 30.005.22   105.13%   $593
 Dec-96 31.000.53   100.44%   $593
Listed in Order        Max     605
to match MFPR          Min     419


ASSET MANAGER: GROWTH PORTFOLIO of Variable Insurance Products Fund II seeks to maximize total return by allocating its assets among a mix of domestic and foreign stocks, bonds and short-term fixed income
instruments.    The fund may be appropriate for investors who want to
diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, in one fund. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. Because the fund owns different types of investments, their performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DAsset Manager:Growth
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                                   $500
 Feb-95 28.00         1.50       101.42%        $505
 Mar-95 31.00         1.38       101.29%        $510
 Apr-95 30.00         2.62       102.54%        $520
 May-95 31.00         1.42       101.33%        $525
 Jun-95 30.00         4.01       103.92%        $544
 Jul-95 31.00         3.67       103.58%        $561
 Aug-95 31.00         4.49       104.40%        $583
 Sep-95 30.00         1.49       101.41%        $589
 Oct-95 31.00        -3.83        96.09%        $564
 Nov-95 30.00         1.78       101.70%        $571
 Dec-95 31.00         2.52       102.43%        $582
 Jan-96 31.00         2.38       102.29%        $593
 Feb-96 29.00         0.35       100.27%        $592
 Mar-96 31.00         1.80       101.71%        $600
 Apr-96 30.00         2.36       102.28%        $611
 May-96 31.00         1.56       101.47%        $618
 Jun-96 30.00         0.40       100.32%        $617
 Jul-96 31.00        -2.50        97.42%        $599
 Aug-96 31.00         0.74       100.65%        $600
 Sep-96 30.00         4.11       104.02%        $622
 Oct-96 31.00         2.92       102.83%        $637
 Nov-96 30.00         6.51       106.42%        $675
 Dec-96 31.00        -1.90        98.02%        $659
Listed in Order                     Max          675
to match MFPR                       Min          500


CONTRAFUND PORTFOLIO of Variable Insurance Products Fund II seeks capital appreciation by investing primarily in equity securities of companies that are considered to be undervalued or out-of-favor by the Fund's advisor.
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who are looking for an investment approach that follows a contrarian philosophy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of DContrafund
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                $500
 Feb-95 28.00 5.07    104.99%$523
 Mar-95 31.00 5.01    104.92%$546
 Apr-95 30.00 5.42    105.33%$573
 May-95 31.00 2.18    102.09%$583
 Jun-95 30.00 6.56    106.47%$618
 Jul-95 31.00 7.85    107.76%$663
 Aug-95 31.00 1.26    101.17%$668
 Sep-95 30.00 2.20    102.12%$680
 Oct-95 31.00 -2.08    97.84%$662
 Nov-95 30.00 1.83    101.75%$671
 Dec-95 31.00 0.44    100.35%$671
 Jan-96 31.00 0.73    100.64%$672
 Feb-96 29.00 0.36    100.28%$672
 Mar-96 31.00 3.26    103.17%$690
 Apr-96 30.00 3.30    103.21%$709
 May-96 31.00 1.15    101.06%$714
 Jun-96 30.00 -0.81    99.11%$705
 Jul-96 31.00 -4.67    95.25%$668
 Aug-96 31.00 3.83    103.74%$691
 Sep-96 30.00 4.24    104.15%$716
 Oct-96 31.00 3.08    102.99%$735
 Nov-96 30.00 5.98    105.89%$775
 Dec-96 31.00 -0.60    99.32%$766
Listed in Order          Max  775
to match MFPR            Min  500


       GROWTH OPPORTUNITIES PORTFOLIO    of Variable Insurance Products
Fund III seeks capital growth by investing in a wide range of common domestic and foreign stocks, and securities convertible into common stocks. Although the fund invests primarily in common stock, it has the ability to purchase securities, such as preferred stock and bonds that may produce capital growth. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of Growth Opportunities
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                     $500
 Feb-95 28.00   3.08   103.00%    $513
 Mar-95 31.00   1.83   101.74%    $520
 Apr-95 30.00   3.50   103.41%    $535
 May-95 31.00   4.67   104.58%    $558
 Jun-95 30.00   3.06   102.97%    $572
 Jul-95 31.00   3.31   103.22%    $588
 Aug-95 31.00   0.66   100.57%    $589
 Sep-95 30.00   1.71   101.63%    $596
 Oct-95 31.00   0.72   100.63%    $597
 Nov-95 30.00   2.87   102.79%    $612
 Dec-95 31.00   2.57   102.48%    $624
 Jan-96 31.00   1.45   101.36%    $630
 Feb-96 29.00  -0.07    99.85%    $627
 Mar-96 31.00  -0.30    99.61%    $622
 Apr-96 30.00   1.60   101.52%    $629
 May-96 31.00   2.24   102.15%    $639
 Jun-96 30.00   0.80   100.72%    $641
 Jul-96 31.00  -2.90    97.02%    $620
 Aug-96 31.00   0.60   100.51%    $620
 Sep-96 30.00   4.83   104.74%    $647
 Oct-96 31.00   4.11   104.02%    $670
 Nov-96 30.00   7.56   107.47%    $718
 Dec-96 31.00  -2.53    97.39%    $696
Listed in Order           Max      718
to match MFPR             Min      500


BALANCED PORTFOLIO    of Variable Insurance Products Fund III     seeks
both income and growth of capital by investing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed income securities. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% bench mark rate of return and initial monthly annuity income of $500.

PROSPECTUS CHARTS
    M&E 0.01
    BRR 0.05
  Month # of  Balanced
 Apr-82
 May-82 31.00
 Jun-82 30.00
 Jul-82 31.00
 Aug-82 31.00
 Sep-82 30.00
 Oct-82 31.00
 Nov-82 30.00
 Dec-82 31.00
 Jan-83 31.00
 Feb-83 28.00
 Mar-83 31.00
 Apr-83 30.00
 May-83 31.00
 Jun-83 30.00
 Jul-83 31.00
 Aug-83 31.00
 Sep-83 30.00
 Oct-83 31.00
 Nov-83 30.00
 Dec-83 31.00
 Jan-84 31.00
 Feb-84 29.00
 Mar-84 31.00
 Apr-84 30.00
 May-84 31.00
 Jun-84 30.00
 Jul-84 31.00
 Aug-84 31.00
 Sep-84 30.00
 Oct-84 31.00
 Nov-84 30.00
 Dec-84 31.00
 Jan-85 31.00
 Feb-85 28.00
 Mar-85 31.00
 Apr-85 30.00
 May-85 31.00
 Jun-85 30.00
 Jul-85 31.00
 Aug-85 31.00
 Sep-85 30.00
 Oct-85 31.00
 Nov-85 30.00
 Dec-85 31.00
 Jan-86 31.00
 Feb-86 28.00
 Mar-86 31.00
 Apr-86 30.00
 May-86 31.00
 Jun-86 30.00
 Jul-86 31.00
 Aug-86 31.00
 Sep-86 30.00
 Oct-86 31.00
 Nov-86 30.00
 Dec-86 31.00
 Jan-87 31.00
 Feb-87 28.00
 Mar-87 31.00
 Apr-87 30.00
 May-87 31.00
 Jun-87 30.00
 Jul-87 31.00
 Aug-87 31.00
 Sep-87 30.00
 Oct-87 31.00
 Nov-87 30.00
 Dec-87 31.00
 Jan-88 31.00
 Feb-88 29.00
 Mar-88 31.00
 Apr-88 30.00
 May-88 31.00
 Jun-88 30.00
 Jul-88 31.00
 Aug-88 31.00
 Sep-88 30.00
 Oct-88 31.00
 Nov-88 30.00
 Dec-88 31.00
 Jan-89 31.00
 Feb-89 28.00
 Mar-89 31.00
 Apr-89 30.00
 May-89 31.00
 Jun-89 30.00
 Jul-89 31.00
 Aug-89 31.00
 Sep-89 30.00
 Oct-89 31.00
 Nov-89 30.00
 Dec-89 31.00
 Jan-90 31.00
 Feb-90 28.00
 Mar-90 31.00
 Apr-90 30.00
 May-90 31.00
 Jun-90 30.00
 Jul-90 31.00
 Aug-90 31.00
 Sep-90 30.00
 Oct-90 31.00
 Nov-90 30.00
 Dec-90 31.00
 Jan-91 31.00
 Feb-91 28.00
 Mar-91 31.00
 Apr-91 30.00
 May-91 31.00
 Jun-91 30.00
 Jul-91 31.00
 Aug-91 31.00
 Sep-91 30.00
 Oct-91 31.00
 Nov-91 30.00
 Dec-91 31.00
 Jan-92 31.00
 Feb-92 29.00
 Mar-92 31.00
 Apr-92 30.00
 May-92 31.00
 Jun-92 30.00
 Jul-92 31.00
 Aug-92 31.00
 Sep-92 30.00
 Oct-92 31.00
 Nov-92 30.00
 Dec-92 31.00
 Jan-93 31.00
 Feb-93 28.00
 Mar-93 31.00
 Apr-93 30.00
 May-93 31.00
 Jun-93 30.00
 Jul-93 31.00
 Aug-93 31.00
 Sep-93 30.00
 Oct-93 31.00
 Nov-93 30.00
 Dec-93 31.00
 Jan-94 31.00
 Feb-94 28.00
 Mar-94 31.00
 Apr-94 30.00
 May-94 31.00
 Jun-94 30.00
 Jul-94 31.00
 Aug-94 31.00
 Sep-94 30.00
 Oct-94 31.00
 Nov-94 30.00
 Dec-94 31.00
 Jan-95 31.00                         $500
 Feb-95 28.00     2.00    101.92%     $508
 Mar-95 31.00     0.69    100.60%     $509
 Apr-95 30.00     1.27    101.19%     $513
 May-95 31.00     2.12    102.03%     $521
 Jun-95 30.00     1.23    101.15%     $525
 Jul-95 31.00     1.30    101.21%     $529
 Aug-95 31.00     0.37    100.28%     $528
 Sep-95 30.00     0.92    100.84%     $531
 Oct-95 31.00    -1.18     98.74%     $522
 Nov-95 30.00     2.94    102.86%     $534
 Dec-95 31.00     1.62    101.53%     $540
 Jan-96 31.00     0.72    100.63%     $542
 Feb-96 29.00    -1.34     98.58%     $532
 Mar-96 31.00    -0.81     99.11%     $525
 Apr-96 30.00     0.27    100.19%     $524
 May-96 31.00     1.09    101.00%     $527
 Jun-96 30.00     0.63    100.55%     $528
 Jul-96 31.00    -1.97     97.95%     $515
 Aug-96 31.00     0.64    100.55%     $515
 Sep-96 30.00     4.26    104.17%     $535
 Oct-96 31.00     2.70    102.61%     $546
 Nov-96 30.00     5.25    105.16%     $572
 Dec-96 31.00    -1.61     98.31%     $560
Listed in Order              Max       572
to match MFPR                Min       500


   GROWTH & INCOME PORTFOLIO of Variable Insurance Products Fund III seeks High total return through a combination of current income and capital appreciation by investing mainly in equity securities. The fund may also invest in equity securities that are not paying dividends, but offer the potential for capital appreciation of future income. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investment.

Other separate accounts of FILI and separate accounts of other insurance companies may also purchase shares of the Funds. It is possible that in the future there may be conflicts between separate accounts. See RESOLVING MATERIAL CONFLICTS on page .

FMR is the investment adviser for the Funds. FMR is a registered investment adviser under the Investment Advisers Act of 1940. FMR is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of December 31,
199   6    , it advised funds having more than    29     million
shareholder accounts with a total value of more than $   432     billion.
FMR charges the Portfolios an investment management fee. These fees are part of the Portfolios' operating expenses. See the attached prospectuses for the Funds for discussions of the Funds' expenses.

You will find more complete information about the Funds, including the risks associated with each Portfolio, in the accompanying prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT
FILI offers the Contracts only in states in which it has obtained approval. Three types of Contracts are available. You can purchase a Non-qualified Contract using money from any source. Qualified Contracts may be purchased with money rolled over from a qualified retirement plan, such as a 401(k) plan, 403(b) plan or IRA. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract with money in a tax-sheltered annuity under section 403(b) of the Code.

The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered annuity or IRA.

You must be the Annuitant and the Owner of the Contract. If   ,     in
addition to you, another person is named as an Owner, that person must be the Joint Annuitant. However, if you purchase the Contract as a Qualified Contract (IRA) or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract.

For all Contracts, either you or the Joint Annuitant must generally be no more than 85 years old. When FILI receives your properly completed application, your payment is applied to the purchase of a Contract within two business days after receipt at the Annuity Service Center. Your application will be considered properly completed as soon as (1) you have provided all the information requested on the application form, including your choice of annuity income option, (2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any), and (3) the entire amount of your Purchase Payment has been received.

The date FILI credits the payment and issues your Contract is called the Contract Date. If your application is incomplete, FILI will request the information necessary to complete the application. If you do not furnish the information within five days of the time FILI receives your application, FILI will return your payment unless it obtains your specific permission to keep it until you complete the application.

FREE LOOK PRIVILEGE
You may return a Contract for a refund within 10 days (or longer where required by applicable state insurance law) after you receive it (the "free look period"). When you are replacing an existing annuity or life insurance policy with a Contract, FILI will extend the free look period to 20 days, (or longer where required by applicable state insurance law). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. FILI will promptly refund the greater of (1) your Purchase Payment (without interest) and (2) the amount of your Purchase Payment plus the investment performance of the Money Market Investment Option. FILI will also make an adjustment for the amount of any annuity income it paid before it received the Contract. This provision may vary by state where required by applicable state insurance
law.        ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE
RETURNED FOR A REFUND.

For most Contracts (other than replacements and exchanges), we estimate the free look right to be in existence for 15 days after the Contract Date on the assumption that you will receive the Contract five days after the Contract Date. The Contract value in the Money Market Subaccount will then be transferred to the Subaccounts you choose on the application or in any later instructions to us. For Contracts with large Purchase Payments, we may calculate the exact date your free look right expires based on the actual date you receive the Contract.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT
The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the period FILI estimates or calculates your free look privilege to be in existence. At the
end of the Valuation Period in which your free look period expires   ,
any amount then in the Money Market Investment Option will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.
At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select.

You may currently transfer amounts among Investment Options as often as you wish without charge. However, excessive trading activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their transfer activity. Therefore, FILI reserves the right to limit the number of transfers permitted, but not to fewer than six per calendar year. You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages will be in whole numbers, not fractions.

You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center. We will provide you with a Personal Identification Number for making telephone reallocations. FILI and the Funds reserve the right to change telephone reallocation provisions, or to eliminate them, and to limit or reject any telephone reallocation at any time. You may make up to eighteen telephone reallocations per calendar year. Fidelity Investments Life will not accept exchange requests via fax.

FILI will not be responsible for any losses resulting from unauthorized telephone reallocations if it follows reasonable procedures designed to verify the identity of the caller. FILI will request your Personal Identification Number and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them.

   In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make transfers and exchanges among the sub-accounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange contract values among sub-accounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a Contract Owner(s). In modifying such rights, the Company may, among other things, decline to accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will impose such restrictions only if it believes that doing so will prevent harm to other Contract Owners.

When you reallocate among Investment Options, FILI will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally any Investment Option you transfer to is credited at the same time. However, we may wait to credit the amount to a new Investment Option until an Investment Option you transfer from becomes liquid. This will happen only if (1) the Investment Option you transfer to invests in a Portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Investment Option you transfer from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell Portfolio securities in order to make funds available. The Investment Option you transfer from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit an Investment Option for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the Investment Option you transfer from is not liquid.

The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES
The following are all the charges made under the Contract.
1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. The remainder of your Purchase Payment will be allocated to the Investment Options and/or applied to the purchase of fixed annuity income.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate FILI for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. MORTALITY AND EXPENSE RISK CHARGE. A daily asset charge is deducted for our assumption of mortality and expense risks. Each day an amount is deducted from the assets of each Investment Option at an effective annual rate of 0.75%. Of this charge, it is estimated that 0.50% is for assuming mortality risks and it is estimated that 0.25% is for assuming expense risks. We guarantee this charge will never increase.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the attached prospectuses for the Funds for a description of the Funds' fees and expenses.

5. OTHER TAXES. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI'S TAX STATUS on page .

ANNUITY INCOME DATES
We provide annuity income for each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.
On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual or annual annuity income.

SIGNATURE GUARANTEE
A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Free look requests must include a signature guarantee if any of the following situations apply:

1. The requested amount is more than $25,000.

2. In other circumstances where we deem it necessary for the protection of you, the customer, (e.g. the signature does not resemble the signature we have on file).

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers) credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT
If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME
At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. Similarly, any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.

If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose;
(c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and
(f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option. On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

BENCHMARK RATE OF RETURN
When you purchase a Contract, FILI calculates an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized investment return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (f) the selected Portfolios earn a constant 10% gross investment return before fees
and expenses (equal to an 8.1   8    % Net Rate of Return after fees and
expenses). Monthly income amounts are shown for two Benchmark Rates of
Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.

Year       3.50%   5.00%
      1  $574.87 $660.97
      2     $601    $681
      3     $628    $702
      4     $656    $723
      5     $686    $745
      6     $717    $767
      7     $750    $791
      8     $784    $815
      9     $819    $839
     10     $856    $865
     11     $895    $891
     12     $935    $918
     13     $977    $946
     14   $1,022    $974
     15   $1,068  $1,004
     16   $1,116  $1,034
     17   $1,167  $1,066
     18   $1,219  $1,098
     19   $1,275  $1,131
     20   $1,332  $1,165
     21   $1,393  $1,201
     22   $1,455  $1,237
     23   $1,521  $1,275
     24   $1,590  $1,313
     25   $1,662  $1,353

TYPES OF ANNUITY INCOME OPTIONS
At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually or annually. Once you make these choices, they cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract.

1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract or Tax-Sheltered Annuity Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD
On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a guarantee period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.

If a Beneficiary is entitled to annuity income, the Beneficiary may choose
(a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any);
(b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b) the lump sum will be paid to the Beneficiary's estate. For (c) it will go to the estate of the last to die of you and the Joint Annuitant (if any).

The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate on the first Business Day after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.

The variable annuity income portion will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

REPORTS
If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

TREATMENT OF DISTRIBUTIONS

TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of
the distribution over the "exclusion amount"   .     In the case of a
variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations). In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts and Tax-Sheltered Annuity Contracts, the investment in the contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the contract Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts and Tax-Sheltered Annuity Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined
in the tax law); or (4) in certain other situations.    In the case of a
Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the
custodian is 59 1/2 or older.     It is unclear at this time whether
annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax advisor regarding the application of the penalty tax to those distributions.

WITHHOLDING AND REPORTING. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

QUALIFIED CONTRACTS AND TAX-SHELTERED ANNUITY CONTRACTS
The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code and as a qualified tax-sheltered annuity under Section 403(b) of the Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." Also, Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in
Section 501(c)(3) of the Code to have their employers purchase tax-sheltered annuities for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract or Tax-Sheltered Annuity Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity or a tax-sheltered annuity, a Qualified Contract and a Tax-Sheltered Annuity Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA. Also, a Tax-Sheltered Annuity Contract may be purchased only in connection with a rollover of amounts from another tax-sheltered annuity.

If the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In order to satisfy the requirements in the Code, you generally may not purchase a Tax-Sheltered Annuity Contract unless you have reached age 59 1/2, separated from service, or become disabled (within the meaning of the tax law). Certain payments, known as "eligible rollover distributions," from a Tax-Sheltered Annuity Contract will be subject to the new direct rollover and mandatory withholding requirements enacted by Congress in 1992. Generally, distributions from a Tax-Sheltered Annuity Contract will not constitute eligible rollover distributions. However, if an eligible rollover distribution is made under a Tax-Sheltered Annuity Contract, you will receive prior to the distribution a notice (from the plan administrator or FILI) explaining generally the new direct rollover and mandatory withholding requirements and how to avoid the mandatory withholding thereunder by electing to have the distribution directly transferred to certain qualified retirement plans.

TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE
Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the owner of the assets of the Variable Account for Federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for Federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income. Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. To qualify as an annuity for Federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contact for Federal income tax purposes and that FILI will be treated as the owner of the Variable Account assets.

FILI'S TAX STATUS
FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur Federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for Federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

GENERAL TAX CONSIDERATIONS
The above discussion is not exhaustive and is not intended as tax advice. The Federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax advisor as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address Federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment - Federal, state, or local - of any contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. OWNER(S). Before a Contract is issued, the Owner(s) have the right to
(a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts and Tax-Sheltered Annuity Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving
Beneficiaries will receive equal shares unless you specify otherwise.    A
Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the
Primary Beneficiaries die before proceeds are determined.     If a
Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .

5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. ASSIGNMENT. The Contract may not be assigned.

7. DIVIDENDS. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS
The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of FILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS
We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS
We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.

FILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

NET RATE OF RETURN FOR AN INVESTMENT OPTION
The Net Rate of Return reflects the investment performance of the Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Net Rate of Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS
FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS
The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants and Beneficiaries.

PERFORMANCE
Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.

Some Investment Options may also advertise yield. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The Money Market Investment Option may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income Investment Options may advertise a 30 day yield which reflects the income generated by an investment in the Investment Option over a 30 day period.

LITIGATION
Neither FILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.

APPENDIX - ILLUSTRATIONS OF VALUES
The following tables have been prepared to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.

The variable annuity income amounts reflect three different assumptions for
a constant investment return after all expenses:    -1.65    %, the
Benchmark Rate of Return, and 10%. These are hypothetical rates of return and, of course, FILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return.

Two tables follow. The first is based on a 3.5% Benchmark Rate of Return and the second is based on a 5% Benchmark Rate of Return.

The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed to be at an
annual rate of    0.66    % of their average daily net assets. Actual fees
and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.

Upon request   ,     we will furnish a customized illustration based on
your individual circumstances and choice of annuity options.

FIDELITY INCOME ADVANTAGE ILLUSTRATION

ANNUITANT(S):  JOHN DOE            ANNUITY PURCHASE AMOUNT:   $100,000
SEX:           MALE                CONTRACT DATE:             3/1/9   7
DATE OF BIRTH: 1/1/3   2           FIRST ANNUITY INCOME DATE: 4/1/9   7
PURCHASE PAYMENT ALLOCATION:       100% VARIABLE               0% FIXED
ANNUITY INCOME OPTION: SINGLE LIFE
                       ANNUITY     FREQUENCY OF ANNUITY INCOME: MONTHLY
PREMIUM TAX FOR __________:        0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.

     Annual rate of return after all expenses: (1)
 Annuity Income Date  Age  -1.6   5    %  3.5%         10%
 Apr. 1, 199   7      65   $   589        $   592      $     595
 Apr. 1, 199   8      66   $   560        $   592      $     632
 Apr. 1, 199   9      67   $   532        $   592      $     672
 Apr. 1,    2000      68   $   506        $   592      $     714
 Apr. 1, 200   1      69   $   481        $   592      $     759
 Apr. 1, 200   6      74   $   372        $592         $   1,030
 Apr. 1, 201   1      79   $   288        $   592      $   1,396
 Apr. 1, 201   6      84   $   223        $   592      $   1,893

(1) The corresponding returns before annuity and investment expenses are:
   0    %,    5.24    %, and    11.85    %

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY INCOME WOULD BE
$   652.64    .
                        3.5%Benchmark
                 First Pa$591.16
                 Net Returns
          Year     -1.68%   3.50%  10.00%
            1       $589    $592    $595
            2       $560    $592    $632
            3       $532    $592    $672
            4       $505    $592    $714
            5       $480    $592    $759
            6       $456    $592    $807
            7       $433    $592    $858
            8       $411    $592    $911
            9       $391    $592    $969
           10       $371    $592  $1,030
           11       $353    $592  $1,094
           12       $335    $592  $1,163
           13       $318    $592  $1,236
           14       $302    $592  $1,314
           15       $287    $592  $1,396
           16       $273    $592  $1,484
           17       $259    $592  $1,577
           18       $246    $592  $1,676
           19       $234    $592  $1,781
           20       $222    $592  $1,893

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

FIDELITY INCOME ADVANTAGE ILLUSTRATION15.

ANNUITANT(S):  JOHN DOE            ANNUITY PURCHASE AMOUNT:   $100,000
SEX:           MALE                CONTRACT DATE:             3/1/9   7
DATE OF BIRTH: 1/1/3   2           FIRST ANNUITY INCOME DATE: 4/1/9   7
PURCHASE PAYMENT ALLOCATION:       100% VARIABLE              0% FIXED
ANNUITY INCOME OPTION: SINGLE LIFE
                       ANNUITY     FREQUENCY OF ANNUITY INCOME: MONTHLY
PREMIUM TAX FOR __________:        0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.

     Annual rate of return after all expenses: (1)
 Annuity Income Date  Age  -1.6   5    %  5%          10%
 Apr. 1, 199   7      65   $   679        $   683     $  686
 Apr. 1, 199   8      66      $636        $   683     $     718
 Apr. 1, 199   9      67   $   596        $683        $     753
 Apr. 1,    2000      68   $   558        $   683     $     788
 Apr. 1, 200   1      69   $   523        $   683     $     826
 Apr. 1, 200   6      74      $377        $   683     $   1,042
 Apr. 1, 201   1      79   $   272        $   683     $   1,315
 Apr. 1, 201   6      84   $   196        $   683     $   1,659

(1) The corresponding returns before annuity and investment expenses are:
   0    %,    6.77    %, and    11.85    %

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY INCOME WOULD BE
$65   2    .   64    .
                          5%Benchmark
                 First Pa$681.59
                 Net Returns
          Year     -1.68%   5.00%  10.00%
            1       $679    $683    $686
            2       $636    $683    $718
            3       $595    $683    $753
            4       $558    $683    $788
            5       $522    $683    $826
            6       $489    $683    $865
            7       $458    $683    $906
            8       $429    $683    $950
            9       $401    $683    $995
           10       $376    $683  $1,042
           11       $352    $683  $1,092
           12       $329    $683  $1,144
           13       $308    $683  $1,198
           14       $289    $683  $1,255
           15       $270    $683  $1,315
           16       $253    $683  $1,378
           17       $237    $683  $1,443
           18       $222    $683  $1,512
           19       $208    $683  $1,584
           20       $195    $683  $1,659

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.



TABLE OF CONTENTS
OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
Performance
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements

INDIVIDUAL RETIREMENT ACCOUNT

DISCLOSURE STATEMENT
1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION
2. You are allowed to revoke or cancel your IRA within thirty (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed and entitles you to a full refund of your entire contribution. FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

You may revoke your IRA by mailing or delivering a notice of revocation to:

  Fidelity Investments Life Insurance Company
 Annuity Service Center
 P.O. Box 1306
 Boston, MA 02104-9907

 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

CONTRIBUTIONS
3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for a rollover contribution.

INVESTMENTS
6. The assets in your IRA are nonforfeitable.

7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.
DISTRIBUTIONS

8. Distributions from your IRA generally will be included in your gross income for federal income tax purposes for the year in which you receive them.

9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.

10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach 70 1/2. Subsequent distributions must be made by December 31 of each year.

11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).

12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

13. If you die before your entire interest is distributed, the remaining interest, if any. will be distributed as follows:

(a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.

(b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:

 (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or

 (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.

14. There is a 15% excise tax assessed against annual distributions from tax-favored retirement plans, including IRAs, which exceed the greater of
(a) $150,000; and (b) $112,500 adjusted after 1988 to reflect cost-of-living increases. To determine whether you have distributions in excess of this limit you must aggregate the amounts of all distributions received by you during the calendar year from all retirement plans, including IRAs. Please consult with your tax advisor for more complete information including favorable elections.

15. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS
16. Distributions are taxed generally as ordinary income under federal income tax laws.

17. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.

18. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS
19. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.

IRS PROCEDURES
20. The form of your IRA has been submitted to the Internal Revenue Service for approval. Approval by the IRS is a determination only as to the form of the IRA and does not represent a determination on the merits of such IRA.

21. You may obtain further information with respect to your IRA from any district office of the Internal Revenue Service.
FINANCIAL INFORMATION

22. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

23. As further described in the prospectus, the following are all the charges that FILI currently makes:

 (a) ADMINISTRATIVE CHARGE
 FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

 (b) MORTALITY AND EXPENSE RISK CHARGE
 FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

 (c) PORTFOLIO EXPENSES
 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees to Fidelity Management & Research Company. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.
PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION


FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 199   7

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may
obtain a copy of the Prospectus dated April        30, 199   7    , without
charge by calling 800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS PAGE
 General Information
Performance
Yields
Annuity Income
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements

GENERAL INFORMATION
We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Fidelity Income Advantage or services provided by FILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include: Fidelity funds; retirement investing; brokerage products and services; saving for college; charitable giving; and the Fidelity credit card.

In addition, Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional payments have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois, and;

(solid bullet) assist policyholders with inquiries regarding their annuity.

 This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

PERFORMANCE
Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's Index of 500 stocks ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and
(3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.

The tables below provide performance results for each Investment Option
through 12/31/9   6    . The performance information is based on the
historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.

Total Return
Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.

Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five
years or more, for five years, through December 31, 199   6    . The
returns reflect the risk and administrative charge (1% on an annual basis).

Table 1: Average Annual Total Return for Period Ending on 12/31/9   6    .

 Investment Option     Start Date One Year  Five Years  Life of Fund

 Asset Manager         9/6/89        13.45% 10.13%      10.58%
 Money Market          4/1/82        4.34%  3.48%       4.89%*
 Investment Grade
 Bond                  12/5/88       2.15%  5.56%       7.12%
 Equity-Income         10/9/86       13.13% 16.78%      12.59%*
 Growth                10/9/86       13.55% 14.00%      13.99%*
 High Income           9/19/85       12.88% 13.79%      10.01%*
 Overseas              1/28/87       12.08% 8.03%       6.81%
 Index 500             8/27/92       21.59% N/A         15.93%
 Asset Manager: Growth 1/3/95     18.73%    N/A         20.38%
 Contrafund            1/3/95     20.09%    N/A         28.95%
* 10 Years

In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from
the date the Portfolios began operations through December 31, 199   6    .
The returns reflect the risk and administrative charge (1% on an annual basis).

Table 2: Cumulative Total Return for Period Ending on 12/31/9   6    .

 Investment Option    Start Date One Year  Five Years  Life of Fund
 Asset Manager        9/6/89        13.45% 62.12%      108.83%
 Money Market         4/1/82        4.34%  18.66%      61.33%*
 Investment
 Grade Bond           12/5/88       2.15%  31.13%      74.25
 Equity-Income        10/9/86       13.13% 117.36%     227.72%*
 Growth               10/9/86       13.55% 92.65%      270.84%*
 High Income          9/19/85       12.88% 90.95%      159.71%*
 Overseas             1/28/87       12.08% 47.19%      92.32%
 Index 500            8/27/92       35.82% N/A         56.39%
 Asset Manager:Growth 1/3/95     18.73%    N/A         44.77%
 Contrafund           1/3/95     20.09%    N/A         66.04%
* 10 Years

YIELDS
Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.

Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield. For the 7 day period ending on
12/31/9   6    , the Money Market Investment Option had a current yield of
4.   24    % and an effective yield of 4.   33    %.

A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield
for the period ending on 12/31/9   6     was    5.00    % for the
Investment Grade Bond Investment Option and    6.27    % for the High
Income Investment Option.

ANNUITY INCOME
Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS
As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION
FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS
The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J.
Pearlman, Senior Legal Counsel of    Fidelity Investment Life Insurance
Company.     Jorden Burt Berenson &    Johnson LLP      of Washington, D.C.
has passed on matters relating to    Federal     securities laws.

REGISTRATION STATEMENT
We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS
The    consolidated     statements of financial    condition     of
Fidelity Investments Life Insurance Company as of December 31, 199   6
and 199   5,     and the related     consolidated     statements of income,
stockholder's equity, and cash flows for each of the three years in the
period ended December 31, 199   6    , and the statement of assets and
liabilities of the Fidelity Investments Variable Annuity Account I as of
December 31, 199   6    , and the related statements of operations and
changes in net assets for the years ended December 31, 199   6     and
199   5     included in this registration statement have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
The financial statements of FILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

            FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
             (A Wholly-Owned Subsidiary of FMR Corp.)
                CONSOLIDATED FINANCIAL STATEMENTS
       for the years ended December 31, 1996, 1995 and 1994

                                                 Page(s)
Report of Independent Accountants                      1
Consolidated Statements of Financial Condition         2
Consolidated Statements of Income                      3
Consolidated Statements of Stockholder's Equity        4
Consolidated Statements of Cash Flows                  5
Notes to the Consolidated Financial Statements      6-13

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated statements of financial condition of Fidelity Investments Life Insurance Company (a wholly-owned subsidiary of FMR Corp.) as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial condition of Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 29, 1997

        FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
          (A Wholly-Owned Subsidiary of FMR Corp.)
      CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                 December 31, 1996 and 1995

ASSETS                                  1996            1995
Debt securities available for
sale                            $167,973,832    $159,755,595
Common stocks                      3,576,373            -
Policy loans                         127,948         114,595
Total investments                171,678,153     159,870,190
Cash and cash equivalents          2,886,300       2,298,255
Accrued investment income          2,728,843       2,604,761
Deferred policy acquisition costs 16,865,993 13,240,829 Goodwill, net of accumulated amortization of $1,271,328 in
1996 and $1,157,808 in 1995        3,515,380       3,628,900
Other assets                       1,039,517         608,621
Deferred tax asset                13,109,839       7,940,026
Separate account assets        6,165,792,850   4,485,145,409
Total assets                  $6,377,616,875  $4,675,336,991
LIABILITIES
Future contract and policy
benefits                          66,268,392      71,535,637
Payable to affiliates              1,684,839       2,894,161
Other liabilities and accrued
expenses                           3,007,930       3,420,811
Federal income taxes payable         109,000         527,311
Separate account liabilities   6,164,194,468   4,480,757,963
Total liabilities              6,235,264,629   4,559,135,883
Commitments and contingencies (Note 7)
STOCKHOLDER'S EQUITY
Common stock, par value $10
per share - authorized,
1,000,000 shares; issued
and outstanding, 300,000
shares                             3,000,000       3,000,000
Additional paid-in capital        68,048,088      68,048,088
Unrealized gain on securities
available for sale, net of tax       716,604       2,364,688
Retained earnings                 70,587,554      42,788,332
Total stockholder's equity       142,352,246     116,201,108
Total liabilities and
stockholder's equity          $6,377,616,875  $4,675,336,991

         FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
           (A Wholly-Owned Subsidiary of FMR Corp.)
              CONSOLIDATED STATEMENTS OF INCOME
      for the years ended December 31, 1996, 1995 and 1994

                          1996           1995           1994
Revenues:
Fees charged to
contractholders    $56,600,909    $39,171,360    $28,423,041
Net investment
income              11,056,173     10,687,327      6,052,171
Realized gains
(losses), net         (37,755)       (14,021)      (176,109)
                    67,619,327     49,844,666     34,299,103
Benefits and expenses:
Return credited to
contractholders
  and other
benefits             3,630,146      4,179,438      2,100,679
Underwriting,
acquisition and
insurance
expenses (1)        21,332,521     16,859,410     11,958,754
Amortization of
goodwill               113,520        113,520        113,520
                    25,076,187     21,152,368     14,172,953
Income before
provision for
  income taxes      42,543,140     28,692,298     20,126,150

Provision for income
taxes               14,743,918     10,344,880      7,016,062

Net income         $27,799,222    $18,347,418    $13,110,088
(1) Includes affiliated party transaction (Note 5)

           FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
             (A Wholly-Owned Subsidiary of FMR Corp.)
         CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
      for the years ended December 31, 1996, 1995 and 1994

                                                   Unrealized
                                                  Gain (Loss)
                                   Additional   on Securities                    Total
                          Common      Paid-In   Available for  Retained  Stockholder's
                           Stock      Capital            Sale  Earnings         Equity
Balance at
January 1,
1994                   $3,000,000  $60,048,088  $      -     $11,330,826   $74,378,914
Adjustment to
beginning balance
for change in
accounting principle,
net of tax benefit
of $533,602                                        (990,956)                   (990,956)
Capital contribution
from parent                          8,000,000                               8,000,000
Net income                                                    13,110,088    13,110,088
Change in unrealized
gain (loss), net of
tax benefit of
$594,591                                         (1,698,831)                 (1,698,831)
Balance at
December 31,
1994                     3,000,000   68,048,088  (2,689,787)   24,440,914     92,799,215
Net income                                                     18,347,418     18,347,418
Change in unrealized
gain (loss), net of
tax  benefit of
$2,721,642                                        5,054,475                    5,054,475
Balance at
December 31,
1995                     3,000,000   68,048,088   2,364,688    42,788,332    116,201,108

Net income                                                     27,799,222     27,799,222
Change in unrealized
gain (loss), net of tax
benefit of $887,431                              (1,648,084)                  (1,648,084)
Balance at
December 31,
1996                    $3,000,000  $68,048,088    $716,604   $70,587,554   $142,352,246


             FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
               (A Wholly-Owned Subsidiary of FMR Corp.)
                CONSOLIDATED STATEMENTS OF CASH FLOWS
       for the years ended December 31, 1996, 1995 and 1994

                                                   1996          1995          1994
      Cash flows from operating activities:
      Net income                             $27,799,222   $18,347,418   $13,110,088
      Adjustments to reconcile net income
        to net cash provided by operating
        activities:
        Amortization of bond discount
          and premium                          1,133,278     1,111,542     1,242,771
        Realized loss on investments              37,755        14,021       176,109
        Amortization of goodwill                 113,520       113,520       113,520
        Depreciation and amortization          1,240,837       870,009       763,483
        Deferred taxes on earnings            (4,282,382)   (3,163,423)   (2,090,239)
        Increase in future contract
        and policy benefits                    3,296,023     1,875,338     1,930,775
        Addition to deferred policy
          acquisition costs                   (4,406,980)   (3,380,870)   (3,578,600)
      Changes in assets and liabilities:
        Accrued investment income               (124,082)     (522,944)     (798,721)
        Amounts due (from) to separate
          accounts                             2,789,064    (1,585,709)      389,538
        Payable to parent and affiliates, net (1,209,322)    2,052,095       593,236
        Other assets and liabilities            (914,883)    2,054,180     1,308,402
      Net cash provided by operating
        activities                            25,472,050    17,785,177    13,160,362
      Cash flows from investing activities:
      Purchase of investments                (83,411,193)  (54,337,078) (136,809,754)
      Proceeds from disposal of investments   67,910,035    23,220,971    89,827,943
      Additions to fixed assets                 (819,579)     (570,316)     (213,267)
      Additions to separate accounts      (1,007,857,631) (785,157,232) (868,356,472)
      Net cash used in investing
        activities                        (1,024,178,368) (816,843,655) (915,551,550)
      Cash flows from financing activities:
      Considerations and deposits on
        variable annuity products          1,153,249,988   908,482,198   952,425,197
      Payments to contractholders           (153,955,625) (109,796,924)  (60,291,338)
      Capital contribution from parent              -             -        8,000,000
      Net cash provided by
        financing activities                 999,294,363   798,685,274   900,133,859
      Net (decrease) increase in cash
        and cash equivalents                     588,045      (373,204)   (2,257,329)
      Cash and cash equivalents:
      Beginning of year                        2,298,255     2,671,459     4,928,788
      End of year                             $2,886,300    $2,298,255    $2,671,459


       The accompanying notes are an integral part of the consolidated financial statements.

          FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
            (A Wholly-Owned Subsidiary of FMR Corp.)
         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. Significant Accounting Policies:

   Organization

   The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (FILI), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned insurance company operating exclusively in the State of New York collectively, the "Company"). All intercompany accounts have been eliminated in consolidation.

   The Company issues variable deferred and immediate annuity contracts and is licensed in all states. Amounts invested in the fixed option of the contracts are allocated to the General Account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Accounts are invested in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, which are reported at the net asset value of such portfolios. During 1996, the Company began offering a term life insurance product with level premium paying periods of one, five, ten, fifteen and twenty years.

   Basis of Presentation

   The accompanying consolidated financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"), which vary in certain respects from reporting practices prescribed by state insurance regulatory authorities (Note 4).

   Investments

   Investments in debt securities available-for-sale and common stocks are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities and common stock are excluded from earnings and reported as a separate component of stockholder's equity, net of taxes, until realized. The discount or premium on debt securities is amortized using the interest method. Loan-backed and structured securities are amortized including anticipated prepayments at the date of purchase. Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, it is impracticable to determine the market value of policy loans.

   Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined on the basis of the specific identification method. Unrealized gains or losses on the Company's funds retained in the separate accounts are reflected in income.

   Cash Equivalents

   The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost which approximates fair value.

   Separate Accounts

   Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.

   Future Contract and Policy Benefits and Fees Charged to Contractholders

   Future contract and policy benefits represent the reserve liability which approximates the contractholder's account balance. Fees charged to contractholders include the cost of providing insurance protection for variable life contractholders, mortality and expense risk charges, surrender charges and an annual administrative charge for variable annuity contractholders.

   Deferred Policy Acquisition Costs

   The costs of acquiring new business, principally first-year commissions and certain expenses of policy issue and underwriting, all of which vary with and are related to the production of new business, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits from interest margins, mortality and other elements of performance under the contracts.

   Income Taxes

   FILI files a consolidated life insurance return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.

   The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

   Goodwill

   Goodwill, representing the excess of FMR Corp.'s cost over the net assets of the Company at the date of acquisition, has been reflected in these financial statements net of certain identifiable tax benefits realized and is being amortized on a straight-line basis over 40 years.

   Use of Estimates

   The preparation of the consolidated statement of financial condition in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   Reclassifications

   Certain prior year balances have been reclassified to conform with current year presentation.

2. Investments:

The components of net investment income are as follows:

                               Years ended December 31,
                            1996          1995         1994
Debt securities      $10,509,919    $9,762,049   $5,956,902
Common stocks            216,340          -            -
Short-term investments
and cash equivalents     551,046       459,245      453,138
Policy loans               8,814         8,288        9,329
Investment in separate
accounts                 419,102     1,002,072       15,890
Total investment
income                11,705,221    11,231,654    6,435,259
Investment expenses      649,048       544,327      383,088
Net investment
income               $11,056,173   $10,687,327   $6,052,171

Gross realized gains and losses from sales of debt securities were as follows:

                              Years ended December 31,
                             1996          1995         1994
Gross realized gains      $28,075        $4,605         $462
Gross realized losses      65,830        18,626      176,571
Gross unrealized appreciation (depreciation) for debt securities, by type of issuer, and common stock were as follows:



                                               December 31, 1996
                                                    Gross       Gross
                                    Amortized  Unrealized  Unrealized          Fair
                                         Cost       Gains      Losses         Value
      U.S. Treasury securities and
        obligations of U.S.
        government corporations
        and agencies               $52,221,996    $274,739   $(93,624)   $52,403,111
      Corporate securities          97,184,021   1,068,425   (115,902)    98,136,544
      Asset-backed securities       17,325,380     108,797       -        17,434,177
      Total  debt securities      $166,731,397  $1,451,961  $(209,526)  $167,973,832
      Common stock                  $3,716,340        -     $(139,967)    $3,576,373

                                                     December 31, 1995
                                                     Gross       Gross
                                     Amortized  Unrealized  Unrealized          Fair
                                          Cost       Gains      Losses         Value
      U.S. Treasury securities and
        obligationsof U.S.
        government corporations
        and agencies               $24,297,882    $834,737   $   -        25,132,619
      Debt securities issued by
        foreign governments            690,789      10,851       -           701,640
      Corporate securities         105,871,089   2,436,331    (29,189)   108,278,231
      Asset-backed securities       25,257,852     386,403     (1,150)    25,643,105
      Totals                      $156,117,612  $3,668,322   $(30,339)  $159,755,595


The amortized cost and fair value of debt securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                           Amortized               Fair
                                Cost              Value
Due in 1 year or less    $42,248,904        $42,421,051
Due after 1 year through
5 years                   70,557,387         71,281,586
Due after 5 years
through 10 years          34,951,519         35,054,851
Due after 10 years         1,648,207          1,782,167
Subtotal                 149,406,017        150,539,655
Asset-backed securities   17,325,380         17,434,177
                        $166,731,397       $167,973,832

All debt securities are investment grade and there are no significant concentrations by issuer or by industry other than U.S. government securities.

3. Income Taxes:

Significant components of the provision for income taxes attributable to operations were as follows:

                           Years ended December 31,
                         1996            1995           1994
Current           $19,026,301     $13,508,303     $9,106,301
Deferred          (4,282,383)     (3,163,423)    (2,090,239)
Provision for
income taxes      $14,743,918     $10,344,880     $7,016,062

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Significant components of the Company's deferred tax assets were as follows:

                                 Years ended December 31,
                                        1996            1995
Deferred policy acquisition
costs                            $11,271,609      $8,303,903
Reserves                           2,328,200       1,027,221
Unrealized (gain) loss on
securities available-for-sale      (385,864)     (1,273,295)
Other, net                         (104,106)       (117,803)
Total net deferred tax assets    $13,109,839      $7,940,026

Management believes that the Company's future income will be sufficient to realize the net deferred tax assets.

FILI paid federal income taxes of $19,444,612, $13,790,214, and $8,642,087 in 1996, 1995, and 1994, respectively.

The effective tax rates approximate the statutory federal income tax rates for the years ended 1996, 1995 and 1994.

4. Stockholders' Equity and Dividend Restrictions:

Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                           Years ended December 31,
                         1996           1995           1994
Net income        $19,978,488    $12,651,624     $8,587,674
Capital stock
and surplus       105,642,545     86,495,098     74,227,508

5. Affiliated Company Transactions:

The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FILI and EFILI have entered into agreements with FIA under which FILI pays FIA first-year sales compensation of $50 a contract and renewal sales compensation of 0.10% of the contract value each year. EFILI pays FIA sales compensation of 3% of payments received. The Company compensated FIA in the amount of $9,360,582, $6,833,848 and $6,044,200 in 1996, 1995 and 1994, respectively.

The Company has entered into administrative service agreements with its affiliates whereby the Company provides certain administrative and accounting functions. The Company received $806,704, $988,878 and $730,790 in 1996, 1995 and 1994, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $181,966, $107,143 and $81,946 were charged to the Company in 1996, 1995 and 1994, respectively.

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees.
Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $440,597, $424,336 and $330,683 in 1996, 1995 and 1994,
respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were approximately $603,385, $708,538 and $579,345 in 1996, 1995 and 1994, respectively.

6. Underwriting, Acquisition and Insurance Expenses:

Underwriting, acquisition and insurance expenses were as follows:

                           Years ended December 31,
                           1996           1995          1994
Commissions          $5,839,169     $4,215,653    $2,463,918
Taxes, licenses and
fees                  1,882,452      1,351,008     1,057,712
Amortization of
deferred policy
  acquisition costs     781,816        571,588       382,665
General insurance
expenses             12,829,084     10,721,161     8,054,459
                    $21,332,521    $16,859,410   $11,958,754

7. Commitments and Contingencies:

Reinsurance

  FILI reinsures certain of its life contracts risks with other companies. FILI retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.

  The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. The Company is contingently liable for claims reinsured that the assuming company is unable to pay. Premiums and deposits ceded under these reinsurance contracts were not material to the consolidated financial statements.

(2_FIDELITY_LOGOS)FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT I






ANNUAL REPORT
DECEMBER 31, 1996


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.


STATEMENT OF ASSETS AND LIABILITIES

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                                                                                DECEMBER 31, 1996

ASSETS

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 516,421,448 shares (cost $516,421,448)               $ 516,421,448

  High Income Portfolio - 20,350,982 shares (cost $237,197,853)                  254,794,294

  Equity-Income Portfolio - 65,552,276 shares (cost $1,058,931,535)              1,378,564,385

  Growth Portfolio - 30,615,412 shares (cost $766,643,782)                       953,363,919

  Overseas Portfolio - 13,041,994 shares (cost $214,953,936)                     245,711,153



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 6,800,548 shares (cost $81,300,775)          83,238,712

  Asset Manager Portfolio - 41,464,924 shares (cost $605,056,011)                702,001,153

  Index 500 Portfolio - 4,007,905 shares (cost $306,622,134)                     357,224,531

  Asset Manager Growth Portfolio - 14,139,054 shares (cost $172,034,926)         185,221,607

  Contrafund Portfolio - 54,748,561 shares (cost $726,283,082)                   906,636,168



   Total Assets                                                                 $ 5,583,177,370



LIABILITIES



   Total Liabilities                                                             0



NET ASSETS

 Variable Annuity Contracts                                                     $ 5,442,772,112

 Annuity Reserves                                                                139,079,202

 Retained in Variable Account by Fidelity Investments Life Insurance Company     1,326,056



   Total Net Assets                                                             $ 5,583,177,370


STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                       SUBACCOUNTS INVESTING IN:



                       VIP -                         VIP -                         VIP -
                       MONEY MARKET                  HIGH INCOME                   EQUITY-INCOME

                       12/31/96       12/31/95       12/31/96       12/31/95       12/31/96       12/31/95

INCOME:

 Dividends             $ 22,183,498   $ 20,938,185   $ 16,728,273   $ 7,310,462    $ 55,685,270   $ 54,694,031

EXPENSES:

 Mortality,                            3,678,351
 expense risk
 and adminis-           4,265,461                     2,133,584      1,424,671      13,282,629     8,919,504
 trative charges

Net investment          17,918,037     17,259,834     14,594,689     5,885,791      42,402,641     45,774,527
 income (loss)

Realized gain                          0              4,215,546      3,468,694      44,973,966     4,662,258

Unrealized
 appreciation
 (depreciation)         0              0              6,407,080      14,660,109     71,715,782     205,095,093
 during the year

Net increase
 in net assets
 from operations        17,918,037     17,259,834     25,217,315     24,014,594     159,092,38     255,531,878
                                                                                   9

Payments
 received from
 contract owners        716,350,463     589,374,91     19,246,520     12,599,198     67,800,413     57,511,018
                       3              4

Transfers
 between sub-           (572,043,36    (541,618,26    39,372,795     46,531,837     8,556,850      249,534,173
 accounts and the      5)             8)

 fixed account, net

Transfers
 for contract
 benefits and           (34,497,387    (22,256,309    (4,602,693)    (2,760,110)    (27,944,559    (19,939,132
 terminations          )              )                                            )              )

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (117,521)      (165,577)      (16,920)       (80,197)       (375,090)      (608,712)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             109,692,19     25,334,760     53,999,702     56,290,728     48,037,614     286,497,347
 from contract         0
 transactions

Retained in
 (returned from)
 Variable               (279,345)      78,923         (113,623)      77,233         (734,182)      602,520
 Annuity
 Account I, net

Total increase
 (decrease) in          127,330,88     42,673,517     79,103,394     80,382,555     206,395,82     542,631,745
 net assets            2                                                           1

Net assets at
 beginning              389,090,56     346,417,04     175,690,90     95,308,345     1,172,168,5    629,536,819
 of period             6              9              0                             64

Net assets at end
 of period             $ 516,421,4    $ 389,090,5    $ 254,794,2    $ 175,690,9    $ 1,378,564,   $ 1,172,168,
                       48             66             94             00             385            564




                                                     VIP -
                       VIP - GROWTH                  OVERSEAS

                       12/31/96       12/31/95       12/31/96       12/31/95

INCOME:

 Dividends             $ 52,408,31    $ 2,257,895    $ 5,076,103    $ 1,831,239
                       1

EXPENSES:

 Mortality,
 expense risk
 and adminis-           8,895,743      5,588,458      2,325,480
 trative charges                                                     2,035,083

Net investment          43,512,568     (3,330,563)    2,750,623
 income (loss)                                                       (203,844)

Realized gain           34,665,280     11,540,837     4,977,991      12,959,632

Unrealized
 appreciation
 (depreciation)         25,231,481     132,834,43     17,808,822
 during the year                      6                              2,395,325

Net increase
 in net assets
 from operations        103,409,32     141,044,71     25,537,436     15,151,113
                       9              0

Payments
 received from
 contract owners        65,624,862     45,108,759     15,310,022     8,380,232

Transfers
 between sub-           88,618,608     138,179,18     27,187,801
 accounts and the                     1                              (87,240,272
                                                                    )
 fixed account, net

Transfers
 for contract
 benefits and           (19,664,847    (12,065,908    (5,076,410)
 terminations          )              )                              (5,160,163)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (325,787)      (319,611)      (58,320)
 Insurance
 Co., net                                                            (100,463)

Net increase
 (decrease) in
 net assets             134,252,83     170,902,42     37,363,093
 from contract         6              1                              (84,120,666
 transactions                                                       )

Retained in
 (returned from)
 Variable               (385,048)      338,618        (91,969)
 Annuity
 Account I, net                                                      (48,579)

Total increase
 (decrease) in          237,277,11     312,285,74     62,808,560
 net assets            7              9                              (69,018,132
                                                                    )

Net assets at
 beginning              716,086,80     403,801,05     182,902,59
 of period             2              3              3               251,920,72
                                                                    5

Net assets at end
 of period             $ 953,363,9    $ 716,086,8    $ 245,711,1    $ 182,902,5
                       19             02             53             93


                       VIP II -
                       INVESTMENT                    VIP II -                    VIP II -
                       GRADE BOND                    ASSET MANAGER               INDEX 500

                       12/31/96       12/31/95       12/31/96      12/31/95                     12/31/95
                                                                                 12/31/96

INCOME:

 Dividends             $ 3,861,311    $ 1,682,779    $ 47,469,96   $ 17,964,09   $ 5,677,684    $ 502,158
                                                     3             3

EXPENSES:

 Mortality,
 expense risk
 and adminis-                          565,912        7,112,472     7,872,594     2,166,085      599,028
 trative charges        785,033

Net investment                         1,116,867      40,357,491    10,091,499    3,511,599      (96,870)
 income (loss)          3,076,278

Realized gain           888,717        681,765        20,343,996    35,055,886    4,975,965      1,070,836

Unrealized
 appreciation
 (depreciation)                        6,589,640      27,445,480    68,350,367    33,991,964     15,941,637
 during the year        (2,329,345)

Net increase
 in net assets
 from operations        1,635,650      8,388,272      88,146,967    113,497,75    42,479,528     16,915,603
                                                                   2

Payments
 received from
 contract owners        4,922,193      3,797,513      13,647,683    14,616,755    33,319,804     9,671,827

Transfers
 between sub-                          12,837,639     (114,227,0    (264,298,1    167,661,29     67,965,310
 accounts and the                                    37)           70)           1
                        9,167,153
 fixed account, net

Transfers
 for contract
 benefits and                          (2,319,156)    (25,764,39    (26,861,42    (3,781,296)    (1,614,181)
 terminations           (2,141,175)                  1)            4)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life                            (48,775)       (237,492)     (582,886)     (64,159)       (147,556)
 Insurance
 Co., net               56,907

Net increase
 (decrease) in
 net assets                            14,267,221     (126,581,2    (277,125,7    197,135,64     75,875,400
 from contract                                       37)           25)           0
 transactions           12,005,078

Retained in
 (returned from)
 Variable                              14,585         (616,502)     (63,314)      (30,838)       108,453
 Annuity
 Account I, net         (109,244)

Total increase
 (decrease) in                         22,670,078     (39,050,77    (163,691,2    239,584,33     92,899,456
 net assets             13,531,484                   2)            87)           0

Net assets at
 beginning                             47,037,150     741,051,92    904,743,21    117,640,20     24,740,745
 of period              69,707,228                   5             2             1

Net assets at end
 of period             $ 83,238,71    $ 69,707,22    $ 702,001,1   $ 741,051,9   $ 357,224,5    $ 117,640,2
                       2              8              53            25            31             01


                       VIP II -
                       ASSET MANAGER:                VIP II -
                       GROWTH                        CONTRAFUND                   TOTAL

                       12/31/96       12/31/95*     12/31/96       12/31/95*                     12/31/95
                                                                                  12/31/96

INCOME:

 Dividends             $ 9,328,581    $ 2,142,569   $ 4,625,874    $ 5,839,546    $ 223,044,8    $ 115,162,9
                                                                                  68             57

EXPENSES:

 Mortality,
 expense risk
 and adminis-           1,063,876      285,667       6,890,563      2,454,097      48,920,926     33,423,365
 trative charges

Net investment          8,264,705      1,856,902     (2,264,689)    3,385,449      174,123,94     81,739,592
 income (loss)                                                                    2

Realized gain           673,453        327,488       8,702,452      1,396,988      124,417,36     71,164,384
                                                                                  6

Unrealized
 appreciation
 (depreciation)         9,972,956      3,213,726     123,250,95     57,102,130     313,495,17     506,182,46
 during the year                                    6                             6              3

Net increase
 in net assets
 from operations        18,911,114     5,398,116     129,688,71     61,884,567     612,036,48     659,086,43
                                                    9                             4              9

Payments
 received from
 contract owners        15,662,363     7,219,229     81,653,439     66,578,676     1,033,537,     814,858,12
                                                                                  762            1

Transfers
 between sub-           101,765,22     38,869,985    248,553,82     331,463,99     4,613,143      (7,774,589)
 accounts and the      4                            3              6

 fixed account, net

Transfers
 for contract
 benefits and           (2,189,943)    (418,914)     (10,123,89     (2,955,853)    (135,786,6     (96,351,150
 terminations                                       9)                            00)            )

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (38,727)       (6,713)       (261,226)      (51,336)       (1,438,335)    (2,111,826)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             115,198,91     45,663,587    319,822,13     395,035,48     900,925,97     708,620,55
 from contract         7                            7              3              0              6
 transactions

Retained in
 (returned from)
 Variable               4,437          45,436        (180,555)      385,817        (2,536,869)    1,539,692
 Annuity
 Account I, net

Total increase
 (decrease) in          134,114,46     51,107,139    449,330,30     457,305,86     1,510,425,     1,369,246,6
 net assets            8                            1              7              585            87

Net assets at
 beginning              51,107,139     0             457,305,86     0              4,072,751,     2,703,505,0
 of period                                          7                             785            98

Net assets at end
 of period             $ 185,221,6    $ 51,107,13   $ 906,636,1    $ 457,305,8    $5,583,177     $ 4,072,751,
                       07             9             68             67             ,370           785


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1996 and 1995


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION.

Fidelity Investments Variable Annuity Account I (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company
(FILI) on July 22, 1987 and exists in accordance with the regulations of the Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp.

Beginning in 1995, FILI added two new subaccounts to the Account; Asset
Manager: Growth and Contrafund.

2. SIGNIFICANT ACCOUNTING POLICIES.

Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the Code).

The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Certain amounts in the financial statements for 1995 have been reclassified to correspond to the 1996 presentation.

3. EXPENSES.

FILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of 1% of net assets) for administrative expenses and for the assumption of mortality and expense risks. FILI also deducts an annual maintenance charge of $30 from the Fidelity Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. AFFILIATED COMPANY TRANSACTIONS.

The contracts are distributed through Fidelity Brokerage Services, Inc.
(FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

5. PURCHASES AND SALES OF INVESTMENTS.

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1996:

                   PURCHASES       SALES

Money Market       $               $
                   390,849,861     263,518,979

High Income          114,872,935     46,392,168

Equity-Income        206,042,181     116,336,110

Growth               262,760,096     85,379,737

Overseas             73,653,371      33,631,624

Investment Grade     36,182,001      21,209,887

Asset Manager        49,130,239      135,970,488

Index 500            216,167,690     15,551,289

Asset Manager:       127,250,459     3,782,400
Growth

Contrafund           344,642,466     27,265,571

6. UNIT VALUES.

A summary of changes in accumulation unit values and accumulation units outstanding for variable annuity contracts at December 31, 1996 and 1995 are as follows:

                                                  PAYMENTS
                                   BEGINNING      RECEIVED       TRANSFERS     CONTRACT
                                   BALANCE        FROM CONTRACT  BETWEEN       TERMINATION
                                                  OWNERS         SUBACCOUNTS,  S
                                                                 NET
                                   UNITS



JANUARY 1, 1996 TO DECEMBER 31,
1996

 Money Market Subaccount            26,268,846    42,913,398    (38,375,363)    2,586,683

 High Income Subaccount             7,797,315     816,399       1,649,890       (406,652)

 Equity-Income Subaccount           41,937,122    2,359,548     324,284         (1,547,837)

 Growth Subaccount                  23,019,869    1,987,476     2,629,901       (864,978)

 Overseas Subaccount                9,560,376     770,514       1,400,639       (311,673)

 Investment Grade Subaccount        3,993,107     291,738       528,603         (198,064)

 Asset Manager Subaccount           39,821,641    708,287       (6,035,625)     (1,431,676)

 Index 500 Subaccount               7,333,800     1,943,169     9,613,725       (729,850)

 Asset Manager: Growth              4,035,434     1,168,481     7,592,101       (534,078)
Subaccount

 Contrafund Subaccount              32,421,946    5,482,352     16,672,452      (1,566,501)



JANUARY 1, 1995 TO DECEMBER 31,
1995

 Money Market Subaccount            24,546,739    38,644,291    (35,319,303)    (1,602,881)

 High Income Subaccount             5,106,950     605,925       2,334,094       (249,654)

 Equity-Income Subaccount           30,415,281    2,381,915     10,482,774      (1,342,848)

 Growth Subaccount                  17,470,386    1,561,974     4,557,411       (569,902)

 Overseas Subaccount                14,336,196    467,953       (4,944,962)     (298,811)

 Investment Grade Subaccount        3,151,087     239,183       796,388         (193,551)

 Asset Manager Subaccount           56,621,559    875,715       (15,993,891)    (1,681,742)

 Index 500 Subaccount               2,102,667     687,171       4,837,242       (293,280)

 Asset Manager: Growth              0             646,949       3,573,788       (185,303)
Subaccount*

 Contrafund Subaccount*             0             5,345,476     27,832,893      (756,423)





                                              ENDING BALANCE

                                   UNITS         UNIT VALUE   DOLLARS



JANUARY 1, 1996 TO DECEMBER 31,
1996

 Money Market Subaccount            33,393,564   $15.30       $ 510,850,998

 High Income Subaccount             9,856,952    $24.89        245,332,651

 Equity-Income Subaccount           43,073,117   $31.05        1,337,348,204

 Growth Subaccount                  26,772,269   $34.97        936,189,066

 Overseas Subaccount                11,419,855   $21.29        243,142,393

 Investment Grade Subaccount        4,615,384    $17.36        80,112,903

 Asset Manager Subaccount           33,062,627   $20.75        686,200,145

 Index 500 Subaccount               18,160,844   $18.89        343,086,654

 Asset Manager: Growth              12,261,937   $14.49        177,691,548
Subaccount

 Contrafund Subaccount              53,010,249   $16.65        882,817,550

                                                              $ 5,442,772,11
                                                              2

JANUARY 1, 1995 TO DECEMBER 31,
1995

 Money Market Subaccount            26,268,846   $14.66       $ 385,129,503

 High Income Subaccount             7,797,315    $22.05        171,920,260

 Equity-Income Subaccount           41,937,122   $27.44        1,150,938,872

 Growth Subaccount                  23,019,869   $30.80        708,919,066

 Overseas Subaccount                9,560,376    $19.00        181,618,833

 Investment Grade Subaccount        3,993,107    $16.99        67,854,942

 Asset Manager Subaccount           39,821,641   $18.29        728,500,356

 Index 500 Subaccount               7,333,800    $15.54        113,950,091

 Asset Manager: Growth              4,035,434    $12.21        49,254,936
Subaccount*

 Contrafund Subaccount*             32,421,946   $13.87        449,633,817

                                                              $ 4,007,720,67
                                                              6



* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of Fidelity Investments
Variable Annuity Account I:

We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Annuity Account I (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Asset Manager: Growth Subaccount and Contrafund Subaccount) of Fidelity Investments Life Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company as of December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 29, 1997


(registered trademark)

America's largest privately-held investment management organization.

Fidelity Retirement Reserves (policy form FVA-88200), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity Insurance Agency, Inc. and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109
PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
  a)  Financial Statements included in Part B
  The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.
  Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 1996.
  Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 1996 and 1995.
  Report of Coopers & Lybrand L.L.P. on the Financial Statements of Fidelity Investments Variable Annuity Account I.
  Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 1996 and 1995.
  Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1996, 1995 and 1994.
  Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1996, 1995 and 1994.
  Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1996, 1995 and 1994.
  Report of Coopers & LybrandL.L.P. on Financial Statements of Fidelity Investments Life Insurance Company.
  There are no financial statements included in Part A, other than Accumulation Unit Values.
   b)  Exhibits
  (1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)
  (2)  Not Applicable.
  (3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services, Inc. (Note 1)
   (b)  Commission Schedule.  (Note 1)
  (4) (a)  Specimen Variable Annuity Contract.  (Note 1)
   (b)  Specimen Variable Annuity Contract for Use with Sponsored
Arrangements.
    (Note 1)
   (c)  Endorsement for Qualified Contracts.  (Note 1)
C-1
  (5) (a)  Application for Variable Annuity Contract.  (Note 1)
   (b)  Application for Variable Annuity Contract for Use
       with Sponsored Arrangements.  (Note 1)
  (6)  (i)   Articles of Domestication of Fidelity Investments Life.  (Note
1)
        (ii)  Revised Bylaws of Fidelity Investments Life.  (Note 1)
  (7)   Not Applicable.
  (8) Not Applicable
  (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
   (Note 1).
  (10)  Written consent of Coopers & Lybrand L.L.P.  (Note 1)
   Written consent of Jorden Burt Berenson & Johnson LLP   (Note 1)
  (11)  Not Applicable.
  (12)  Not Applicable.
  (13)  Performance Advertising Calculations  (Note 1)
  (14)   (a) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund.   (Note 1)
    (b) Form of Participation Agreement between Fidelity Investments Life
and Variable    Insurance Products Fund II.  (Note 1)
`
    (c) Form of Participation Agreement between Fidelity Investments Life
and Variable    Insurance Products Fund III.  (Note 1)
  (15)  Powers of Attorney
   Powers of Attorney  (Note 2)

(Note 1)  Filed electronically herein
 (Note 2) Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.
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Item 25.  Directors and Officers of the Depositor
   The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life
  EDWARD C. JOHNSON 3d, Director and Chairman of the Board
  J. GARY BURKHEAD, Director
  JAMES C. CURVEY, Director
  ROBERT C. POZEN, Director
  JOHN J. REMONDI, Director
  RODNEY R. ROHDA, Director and Chairman
  DENIS M. McCARTHY, Director
Executive Officers Who Are Not Directors
   Executive officers of Fidelity Investments Life who are not directors are as follows:
  JOSEPH L. KURTZER, JR.,  Treasurer
  DAVID J. PEARLMAN, Vice President, Senior Legal Counsel and Secretary
 The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.
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Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.
See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.
Item 27.  Number of Contract Owners.
   On December 31, 1996, there were 5,359 Qualified Contracts and 81,845 Non-qualified Contracts.
Item 28.  Indemnification
FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.
There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer,
(3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto,
(4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.
The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Fidelity Investments Life indemnifies the director or officer, or a deductible of $5,000 per individual director or officer (with a maximum aggregate per loss deductible of $25,000) if Fidelity Investments Life does not indemnify the director or officer.
Utah law (Revised Business Corporation Act (sub-section)16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:
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INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS
Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.
The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.
Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.
The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.
The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
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Item 29.  Principal Underwriters.
 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, Empire Fidelity Investments Life Insurance Company, and PFL Life Insurance Company.
 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison     Director
Steven Akin       Director and President
Rodney Rohda      Director
Edward L. McCartney     Executive Vice President
Thomas E. Lewis      Executive Vice President
Bruce MacAlpine     Executive Vice President
Shaugn S. Stanley     Treasurer and Chief Financial Officer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland      Compliance Officer
 (c) Commissions and other compensation received by principal underwriter. See Item 24 (b)(3)(b). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.
 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.
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Item 30.  Location of Accounts and Records
  The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.
Item 31.  Management Services
  Not applicable
Item 32.  Undertakings
 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.
 (e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company
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SIGNATURES
 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 24th day of April, 1997.
 FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)
By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)
By: _________________________  Attest:_____________________
        Rodney R. Rohda, Chairman and   David J. Pearlman,
        Chief Executive Officer   Secretary
 As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of April, 1997. Signature Title
_________________ Chairman and Director
Rodney R. Rohda (Chief Executive Officer)
    )
_________________   )
Joseph L. Kurtzer Jr. Treasurer   )
    )
________________   )
Edward C. Johnson 3d  Director  )
    )
    )
________________ Director  )
J. Gary Burkhead   ) By:   _______________
       )   David J. Pearlman
_________________ Director  )   (Attorney-in-Fact)
James C. Curvey   )
    )
_________________ Director  )
John J. Remondi   )
    )
_________________ Director  )
Robert C. Pozen   )
    )
_________________ Director  )
Denis M. McCarthy   )
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EXHIBIT INDEX
Exhibit
 (1)  Resolution of Board of Directors of
 Fidelity Investments Life Insurance Company
 ("Fidelity Investments Life") establishing the
 Fidelity Investments Variable Annuity Account I.
 (3) (a)  Distribution Agreement between Fidelity
  Investments Life, Fidelity Insurance Agency and Fidelity
  Brokerage Services, Inc.
  (b)  Commission Schedule.
 (4)  (a)  Specimen Variable Annuity Contract.
  (b)  Specimen Variable Annuity Contract for Use
  with Sponsored Arrangements.
  (c)  Endorsement for Qualified Contracts.
 (5)  (a)  Application for Variable Annuity Contract.
  (b)  Application for Variable Annuity Contract for Use
       with Sponsored Arrangements.
 (6)  (i)   Articles of Domestication of Fidelity Investments Life.
       (ii)  Revised Bylaws of Fidelity Investments Life.
 (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.

 (10)  Written consent of Coopers & Lybrand L.L.P.
  Written consent of Jorden Burt Berenson & Johnson LLP
 (12)  Not Applicable.
 (13)  Performance Advertising Calculations
 (14)   (a) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund.
   (b) Form of Participation Agreement between Fidelity Investments Life
and Variable    Insurance Products Fund II.
`   (c) Form of Participation Agreement between Fidelity Investments Life
and Variable    Insurance Products Fund III.
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